Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Asset Backed Securities (34.4%)
$ 550,000 AIO Issuer LLC, Series 2024-1A, Class A2,
6.00%, 10/26/54, Callable 10/25/29 @
100*(a) ........................ $ 536,391
429,863 CLI Funding VIII LLC, Series 2021-1A , Class B,
2.38%, 2/18/46(a) ................. 389,451
27 Countrywide Asset-Backed Certificates, Series
2002-S1, Class A5, 6.46%, 5/25/32, Callable
6/25/25 @ 100*(b)(c) ............... 27
664,856 CWABS Asset-Backed Certificates Trust, Series
2007-4, Class A4W, 4.32%, 4/ 25/47, Callable
10/25/26 @ 100*(b) ................ 634,642
635,447 Driven Brands Funding LLC, Series 2019-2A,
Class A2, 3.98%, 10/20/49, Callable 7/20/25
@ 100*(a) ...................... 623,485
1,086,000 Flexential Issuer, Series 2021-1A, Class A2,
3.25%, 11/27/51 , Callable 11/25/25 @
100*(a) ........................ 1,038,611
500,000 FMC GMSR Issuer Trust, Series 2022-GT2, Class
A, 7.90%, 7/25/27(a) ............... 503,584
500,000 FMC GMSR Issuer Trust, Series 2022-GT2, Class
B, 10.07%, 7/25/27(a) .............. 514,031
457,984 Fremont Home Loan Trust, Series 2004-3, Class
M5, 6.32% (TSFR1M + 199 bps), 11/25/34,
Callable 6/25/25 @ 100* ............. 303,594
992,841 Goodgreen Trust, Series 2020-1A, Class A,
2.63%, 4/15/55, Callable 10/15/34 @ 100*(a) 823,200
595,000 HI-FI Mu sic IP Issuer LP, Series 2022-1A, Class
A2, 3.94%, 2/1/62, Callable 8/1/25 @ 100*(a) 577,460
1 IMC Home Equity Loan Trust, Series 1998-1,
Class A6, 7.02%, 6/20/29(b)(c) ........ 1
835,000 New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1 , Class B1, 2.41%, 10/20/61,
Callable 6/20/25 @ 100*(a) ........... 759,954
500,000 PNMAC GMSR Issuer Trust, Series 2024-GT1,
Class A, 7.52% (TSFR1M + 320 bps),
3/25/29(a) ...................... 505,703
3,516 RAAC Trust, Series 2007-SP1, Class M1, 5.29%
(TSFR1M + 97 bps) , 3/25/37, Callable 6/25/25
@ 100* ........................ 3,515
41,321 RAMP Trust, Series 2002-RS2, Class AI5, 4.62%,
3/25/32, Callable 6/25/25 @ 100* ....... 40,875
538 Saxon Asset Securities Trust, Series 2003-3,
Class AF6, 4.07%, 12/25/33, Callable 6/25/25
@ 100* (b)(c) ..................... 530
770,667 Sonic Capital LLC, Series 2021-1A, Class A2I,
2.19%, 8/20/51, Callable 8/20/25 @ 100*(a) 697,200
33,105 Soundview Home Loan Trust, Series 2005-B,
Class M2, 6.22%, 5/25/35, Callable 6/25/25
@ 100*(b)(c) ..................... 30,441
48,927 Soundview Home Loan Trust, Series 2005-
OPT3, Class M1, 5.14% (TSFR1M + 82 bps),
11/25/35, Callable 6/25/25 @ 100* ...... 48,571
656,250 Taco Bell Funding LLC, Series 2016-1A, Class
A23, 4.97%, 5/25/46, Callable 8/25/25 @
100*(a) ........................ 654,831
343,780 Textainer Marine Containers VII, Ltd., Series
2020-1A, Class A, 2.73%, 8/21/45, Callable
6/20/25 @ 100*(a) ................. 327,934
168,622 VR Funding LLC, Series 2020-1A, Class A,
2.79%, 11/15/50, Callable 8/15/25 @ 100*(a) 158,043
221,851 Wendy's Funding LLC, Series 2019-1A, Class
A2I, 3.78%, 6/15/49, Callable 6/15/25 @
100*(a) ........................ 218,333
Shares or
Principal
Amount Security Description Value
Asset Backed Securities, continued:
$ 131,926 Willis Engine Structured Trust VI, Series 2021-A,
Class A, 3.10%, 5/15/46, Callable 5/15/29 @
100*(a) ........................ $ 120,370
630,438 Zaxbys Fund ing LLC, Series 2021-1A, Class A2,
3.24%, 7/30/51, Callable 7/30/25 @ 100*(a) 576,460
Total Asset Backed Securities (Cost $10,734,754) .............. 10,087,237
Mortgage Backed Securities† (26.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.2%)
6,739 Alternative Loan Trust, Series 2005-24, Class
1A1, 5.81% (12MTA + 131 bps), 7/20/35,
Callable 6/19/25 @ 100* ............. 6,020
7,350 Bear Stearns Alt-A Trust, Series 2005-5, Class
26A1, 4.43%, 7/25/35, Callable 6/25/25 @
100*(b) ........................ 5,194
49,1 61 Bear Stearns Alt-A Trust, Series 2006-1, Class
21A2, 4.59%, 2/25/36, Callable 6/25/25 @
100*(b) ........................ 35,077
747 Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB4, Class A1B1, 4.54%
(TSFR1M + 21 bps), 10/25/36, Callable
6/25/25 @ 100* ................... 619
1,434 First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1, 5.18%,
9/25/34, Callable 6/25/25 @ 100*(b) ..... 1,454
12,310 RALI Trust, Series 2006-QA1, Class A21, 5.20%,
1/25/36, Callable 6/25/25 @ 100*(b) ..... 8,234
14,509 RALI Trust, Series 2004-QA4, Class NB21,
5.83%, 9/25/34, Callable 6/25/25 @ 100*(b) 14,136
70,734
Alt-A - Fixed Rate Mortgage Backed Securities (2.0%)
2,003 Alternative Loan Trust, Series 2005-3CB, Class
1A4, 5.25%, 3/25/35, Callable 6/25/25 @
100* .......................... 1,665
8,020 Alternative Loan Trust, Series 2005-J13, Class
2A3, 5.50%, 11/25/35, Callable 6/25/25 @
100* .......................... 5,432
14,817 Alternative Loan Trust, Series 2006-2CB, Class
A3, 5.50%, 3/25/36, Callable 6/25/25 @ 100* 6,070
5,316 Alternative Loan Trust, Series 2004-5CB, Class
1A1, 6.00%, 5/25/34, Callable 6/25/25 @
100* .......................... 5,465
14,900 Alternative Loan Trust, Series 2006-31CB, Class
A16, 6.00%, 11/25/36, Callable 6/25/25 @
100* .......................... 8,298
14,845 Alternative Loan Trust, Series 2006-43CB, Class
1A4, 6.00%, 2/25/37, Callable 6/25/25 @
100* .......................... 7,510
171,015 Alternative Loan Trust, Series 2006-J8, Class A2,
6.00%, 2/25/37, Callable 6/25/25 @ 100* . 68,098
52,116 Alternative Loan T rust, Series 2004-J8, Class 2A1,
7.00%, 8/25/34, Callable 6/25/25 @ 100* . 53,199
9,465 ChaseFlex Trust, Series 2005-1, Class 2A4,
5.50%, 2/25/35, Callable 6/25/25 @ 100* . 8,856
10,849 CitiMortgage Alternative Loan Trust, Series
2006-A3 , Class 1A5, 6.00%, 7/25/36, Callable
6/25/25 @ 100* ................... 9,415
2,382 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2004-1, Class 4A1, 5.00%,
2/25/19 ........................ 2,344

Continued
Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$ 708 Deutsche Alt-A Securities, Inc. Mortgage Loan
Trust, Series 2003-4XS , Class A6A, 5.32%,
10/25/33, Callable 6/25/25 @ 100*(b)(c) .. $ 695
2,559 Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB4, Class A1A, 6.00%,
10/25/36, Callable 6/25/25 @ 100*(b) .... 2,210
3,858 MASTR Alternative Loan Trust , Series 2004-1,
Class 4A1, 5.50%, 2/25/34, Callable 6/25/25
@ 100* ........................ 3,861
5,023 MASTR Alternative Loan Trust, Series 2004-4,
Class 1A1, 5.50%, 5/25/34, Callable 6/25/25
@ 100* ........................ 4,892
2,109 MASTR Alternative Loan Trust, Series 2004-3,
Cla ss 3A1, 6.00%, 4/25/34, Callable 6/25/25
@ 100* ........................ 2,144
10,367 MASTR Alternative Loan Trust, Series 2004-6,
Class 7A1, 6.00%, 7/25/34, Callable 6/25/25
@ 100* ........................ 10,262
4,644 MASTR Alternative Loan Trust, Series 2003-7,
Class 6A1, 6.50%, 12/25/33, Callable 6/25/25
@ 100* ........................ 4,655
217,116 MASTR Alternative Loan Trust, Series 2004-3,
Class 5A1, 6.50%, 3/25/34, Callable 6/25/25
@ 100* ........................ 225,614
7,958 MASTR Alternative Loan Trust, Series 2004-4,
Class 8A1, 6.50%, 5/25/34, Callab le 6/25/25
@ 100* ........................ 8,053
16,395 MASTR Alternative Loan Trust, Series 2004-6,
Class 6A1, 6.50%, 7/25/34, Callable 6/25/25
@ 100* ........................ 16,574
16,701 MASTR Alternative Loan Trust, Series 2004-1,
Class 3A1, 7.00%, 1/25/34, Callable 6/25/25
@ 100* ........................ 16,693
1,988 MASTR Alternative Loan Trust, Series 2004-3,
Class 8A1, 7.00%, 4/25/34, Callable 6/25/25
@ 100* ........................ 2,061
126 Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2005-WF1, Class 2A5, 5.66%,
3/25/35, Callable 6/25/25 @ 100*(b)(c) ... 126
99 RALI Trust, Series 2004-QS13, Class CB, 5.00%,
9/25/19 ........................ 92
5,554 RALI Trust, Series 2004-QS6, Class A1, 5.00%,
5/25/19 ........................ 4,853
17,232 RALI Trust, Series 2006-QS6, Class 1A2, 6.00%,
6/25/36, Callable 6/25/25 @ 100* ....... 13,958
18,339 RALI Trust, Series 2006-QS12, Class 1A2, 6.50%,
9/25/36, Callable 6/25/25 @ 100* ....... 7,610
33,230 Residential Asset Securitization Trust, Series
2005-A14, Class A5, 5.50%, 12/25/35,
Callable 6/25/25 @ 100* ............. 14,803
38,901 Residential Asset Securitization Trust, Series
2006-A8, Class 1A1, 6.00%, 8/25/36, Callable
6/25/25 @ 100* ................... 24,345
40,468 Residential Asset Securitization Trust, Series
2006-A9CB, Class A5, 6.00%, 9/25/36,
Callable 6/25/25 @ 100* ............. 11, 241
23,668 Residential Asset Securitization Trust, Series
2007-A5, Class 2A3, 6.00%, 5/25/37, Callable
6/25/25 @ 100* ................... 11,938
20,445 WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-6, Class 1CB, 6.50%, 8/25/35,
Callable 6/25/25 @ 100* ............. 18,741
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$ 5,648 Wells Fargo Alternative Loan Trust, Series 2005-1,
Class 2A3, 5.50%, 2/25/35, Callable 6/25/25
@ 100* ........................ $ 5,275
587,048
Prime Adjustable Rate Mortgage Backed Securities (3.0%)
3,177 Banc of America Funding Trust , Series 2004-B,
Class 5A1, 6.62%, 11/20/34, Callable 6/20/25
@ 100*(b) ...................... 3,101
3,432 Banc of America Mortgage Trust, Series 2006-A,
Class 2A1, 5.06%, 2/25/36, Callable 6/25/25
@ 100*(b) ...................... 3,157
1,852 Banc of America Mortgage Trust , Series 2006-B,
Class 2A1, 5.33%, 11/20/46, Callable 6/20/25
@ 100*(b) ...................... 1,643
2,375 Banc of America Mortgage Trust, Series 2004-E,
Class 1A1, 7.21%, 6/25/34, Callable 6/25/25
@ 100*(b) ...................... 2,320
2,985 Banc of America Mortgage Trust, Series 2003-H,
Class 2A3, 7.54%, 9/25/33, Callable 6/25/25
@ 100*(b) ...................... 2,839
1,544 Bear Stearns ARM Trust, Series 2004-9, Class
12A3, 5.99%, 11/25/34, Callable 6/25/25 @
100*(b) ........................ 1,558
2,155 Bear Stearns ARM Trust, Series 2006-4, Class
1A1, 6.53% , 10/25/36, Callable 6/25/25 @
100*(b) ........................ 2,074
502 Bear Stearns ARM Trust, Series 2003-7, Class 4A,
6.53%, 10/25/33, Callable 6/25/25 @ 100*(b) 512
1,779 Bear Stearns ARM Trust, Series 2004-6, Class
1A1, 6.64%, 9/25/34, Callable 6/25/25 @
100*(b) ........................ 1,738
2,353 Bear Stearns ARM Trust, Series 2005-9, Class
A1, 6.67% (H15T1Y + 230 bps), 10/25/35,
Callable 6/25/25 @ 100* ............. 2,219
1,421 Bear Stearns ARM Trust, Series 2004-10, Class
15A1, 7.58%, 1/25/35, Callable 6/25/25 @
100*(b) ........................ 1,416
335 Bear Stearns Mortgage Securities, Inc., Series
1997-6, Class 1A, 8.83%, 3/25/31, Callable
6/25/25 @ 100*(b) ................. 334
7,223 Chase Mortgage Finance Trust, Series 2007-A2,
Class 7A1, 5.31%, 7/25/37, Callable 6/25/25
@ 100*(b) ...................... 5, 874
6,696 CHL Mortgage Pass-Through Trust, Series
2004-2, Class 2A1, 4.71%, 2/25/34, Callable
6/25/25 @ 100*(b) ................. 6,096
2,650 CHL Mortgage Pass-Through Trust, Series
2003-60, Class 2A1, 6.49%, 2/25/34, Callable
6/25/25 @ 100*(b) ................. 2,497
4,843 CHL Mortgage Pass-Through Trust, Series
2003-58, Class 2A2, 6.61%, 2/19/34, Callable
6/19/25 @ 100*(b) ................. 4,755
2,773 Citigroup Mortgage Loan Trust, Series 2005-3,
Class 2A2A, 6.20%, 8/25/35(b) ........ 2,621
13,633 Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR7, Class 2A1, 5.56%,
11/25/34, Callable 6/25/25 @ 100*(b) .... 13,246
18,936 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-AR28, Class CB3, 5.89%,
11/25/32, Callab le 6/25/25 @ 100*(b) .... 12,927

Continued
Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$ 419,779 Fannie Mae REMIC Trust, Series 2003-W14,
Class 2A, 4.92%, 1/25/43, Callable 6/25/25 @
100*(b) ........................ $ 411,052
3,564 First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1, 5.26%,
10/25/35, Call able 6/25/25 @ 100*(b) .... 3,283
13,606 GMACM Mortgage Loan Trust, Series 2005-AR6,
Class 3A1, 3.85%, 11/19/35, Callable 6/19/25
@ 100*(b) ...................... 11,759
10,732 GSR Mortgage Loan Trust, Series 2005-AR2,
Class 1A2, 4.44%, 4/25/35, Callable 6/25/25
@ 100*(b) ...................... 9,184
3,020 GSR Mortgage Loan Trust, Series 2005-AR7,
Class 2A1, 4.99%, 11/25/35, Callable 6/25/25
@ 100*(b) ...................... 2,910
43,834 HarborView Mortgage Loan Trust, Series 2004-10,
Class 3A1B, 4.91%, 1/19/35, Callable 6/19/25
@ 100*(b) ...................... 38,997
2 HarborView Mortgage Loan Trust, Series 2005-
14, Class 3A1A, 7.32%, 12/19/35, Callable
6/19/25 @ 100*(b) ................. 2
5,873 HomeBanc Mortgage Trust, Series 2006-1, Class
1A1, 4.24%, 4/25/37, Callable 6/25/25 @
100*(b) ........................ 5,203
27,586 IndyMac INDX Mortgage Loan Trust, Series 2006-
AR19, Class 1A2, 3.96%, 8/25/36, Callable
6/25/25 @ 100*(b) ................. 17,286
16,404 IndyMac INDX Mortgage Loan Trust, Series 2006-
AR13, Class A1, 4.03%, 7/25/36, Callable
6/25/25 @ 100*(b) ................. 10,649
6,296 IndyMac INDX Mortgage Loan Trust, Series
2004-AR4, Class 1A, 4.90%, 8/25/34, Callable
6/25/25 @ 100*(b) ................. 6,042
13,304 IndyMac INDX Mortgage Loan Trust, Series
2004-AR4, Class 3A, 5.29%, 8/25/34, Callable
6/25/25 @ 100*(b) ................. 12,575
10,891 JPMorgan Mortgage Trust, Series 2006-A6, Class
1A4L, 4.51%, 10/25/36, Callable 6/25/25 @
100*(b) ........................ 7,801
1,076 JPMorgan Mortgage Trust, Series 2006-A5, Class
3A4, 5.00%, 8/25/36, Callable 6/25/25 @
100*(b) ........................ 837
1,947 JPMorgan Mortgage Trust, Series 2006-A2, Class
2A1, 5.30%, 4/25/36, Callable 6/25/25 @
100*(b) ........................ 1,691
79,603 JPMorgan Mortgage Trust, Series 2005-A6, Class
3A3, 5.54%, 9/25/35, Callable 6/25/25 @
100*(b) ........................ 73,356
6,543 JPMorgan Mortgage Tr ust, Series 2005-A1, Class
3A4, 5.65%, 2/25/35, Callable 6/25/25 @
100*(b) ........................ 6,265
9,356 MASTR Adjustable Rate Mortgages Trust, Series
2004-13, Class 2A1, 6.83%, 4/21/34, Callable
6/21/25 @ 100*(b) ................. 9,210
3,574 Merrill Lynch Mortgage Investors Trust, Series
2004-1, Class 2A2, 5.42%, 12/25/34, Callable
6/25/25 @ 100*(b) ................. 3,376
406 Merrill Lynch Mortgage Investors Trust, Series
2004-A1, Class 2A2, 6.23%, 2/25/34, Callable
6/25/25 @ 100*(b) ................. 384
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$ 4,477 Merrill Lynch Mortgage Investors Trust, Series
2004-A2, Class 1A, 7.18%, 7/25/34, Callable
6/25/25 @ 100*(b) ................. $ 4,395
1,169 Morgan Stanley Mortgage Loan Trust, Series
2004-6AR, Class 3A, 5.40%, 8/25/34, Callable
6/25/25 @ 100*(b) ................. 1,123
2,643 Morgan Stanley Mortgage Loan Trust, Series
2004-6AR, Class 2A2, 6.45%, 8/25/34,
Callable 6/25/25 @ 100*(b) ........... 2,558
27,269 Ocwen Residential MBS Corp., Series 1998-R1,
Class B1, 2.70%, 10/25/40, Callable 6/25/25
@ 100*(a)(b) ..................... 16,352
15,748 Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 1A2, 4.94%, 12/25/34,
Callable 6/25/25 @ 100*(b) ........... 14,077
412 Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A1, 6.27%, 2/25/34,
Callable 6/25/25 @ 100*(b) ........... 402
327 Structured Asset Mortgage Investments II
Trust, Series 2005-AR7, Class 1A1, 4.08%,
12/27/35, Callable 6/25/25 @ 100*(b) .... 332
5,008 Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2003-24A ,
Class 1A3, 5.63%, 7/25/33, Callable 6/25/25
@ 100*(b) ...................... 4,850
33,433 WaMu Mortgage Pass-Through Certificates
Trust, Series 2006-AR14, Class 1A1, 4.22%,
11/25/36, Callable 6/25/25 @ 100*(b) .... 29,577
5,070 WaMu Mortgage Pass-Through Certifi cates
Trust, Series 2006-AR10, Class 1A2, 4.83%,
9/25/36, Callable 6/25/25 @ 100*(b) ..... 4,405
881 WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR8, Class 1A1, 4.92%, 8/25/46,
Callable 6/25/25 @ 100*(b) ........... 807
2,957 WaMu Mortgage Pass-Through Certificates
Trust, Series 2004-AR10, Class A1B, 5.28%
(TSFR1M + 95 bps), 7/25/44, Callable 6/25/25
@ 100* ........................ 2,828
2,157 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A2, 5.42%, 6/25/34,
Callable 6 /25/25 @ 100*(b) ........... 2,013
91,766 WinWater Mortgage Loan Trust, Series 2014-1,
Class A1, 3.93%, 6/20/44, Callable 6/20/25 @
100*(a)(b) ...................... 87,861
874,369
Prime Fixed Mortgage Backed Securities (8.9%)
1,225 American Home Mortgage Investment Trust,
Series 2005-2, Class 5A1, 5.56%, 9/25/35,
Callable 6/25/25 @ 100*(b)(c) ......... 1,045
327,920 American Home Mortgage Investment Trust,
Series 2006-2, Class 3A2, 6.70%, 6/25/36,
Callable 6/25/25 @ 100*(b)(c) ......... 45,049
23,137 Angel Oak Mortgage Trust, Series 2019-5, Class
A1, 2.59%, 10/25/49, Callable 6/25/25 @
100*(a)(b) ...................... 22,780
211,151 Angel Oak Mortgage Trust, Series 2019-6, Class
A1, 2.62%, 11/25/59, Callable 6/25/25 @
100*(a)(b) ...................... 206,942
11,750 Chase Mortgage Finance Trust, Series 2007-S2,
Class 2A1, 5.50%, 3/25/37, Callable 6/25/25
@ 100* ........................ 740

Continued
Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 41,256 ChaseFlex Trust, Series 2005-2, Class 1A1,
6.00%, 6/25/35, Callable 6/25/25 @ 100* . $ 26,074
173 CHL Mortgage Pass-Through Trust, Series
2003-42, Class 1A1, 3.99%, 9/25/33, Callable
6/25/25 @ 100*(b) ................. 146
57 CHL Mortgage Pass-Through Trust, Series 2004-
J6, Class 1A2, 5.25%, 8/25/24 ......... 57
5,629 CHL Mortgage Pass-Through Trust, Series
20 05-29, Class A1, 5.75%, 12/25/35, Callable
6/25/25 @ 100* ................... 2,635
1,116 Citigroup Mortgage Loan Trust, Inc., Series
2003-1, Class WA2, 6.50%, 6/25/31, Callable
6/25/25 @ 100* ................... 1,113
2,971 Citigroup Mortgage Loan Trust, Inc., Series 2005-
1 , Class 3A1, 6.50%, 4/25/35 .......... 3,000
2,117 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM1, Class 1A3, 6.75%, 7/25/34, Callable
6/25/25 @ 100* ................... 2,179
43,176 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 1CB2, 6.75%, 8/2 5/34, Callable
6/25/25 @ 100* ................... 43,971
5,209 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 2CB3, 8.00%, 8/25/34, Callable
6/25/25 @ 100* ................... 5,430
57,421 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-23 , Class 1A11, 6.00%,
10/25/33 ....................... 54,926
5,724 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-8, Class 5A1, 6.50%,
4/25/33, Callable 6/25/25 @ 100* ....... 5,841
10,965 Credit Suisse First Boston Mortgage Securities
Corp. , Series 2003-1, Class 1A1, 7.00%,
2/25/33, Callable 6/25/25 @ 100* ....... 11,286
20,358 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-10, Class 2B1, 7.50%,
5/25/32, Callable 6/25/25 @ 100* ....... 2,949
142,846 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-34, Class 1A1, 7.50%,
12/25/32, Callable 6/25/25 @ 100* ...... 145,621
9,047 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2003-27, Class 8A1,
6.00%, 11/25/33, Callable 6/25/25 @ 100* . 9,218
1,718 CSFB Mortgage-Backed Trust, Series 2004-7,
Class 5A1, 5.00%, 10/25/19 .......... 1,751
557,925 Fannie Mae REMIC Trust, Series 2004-W10,
Class A6, 5.75%, 8/25/34, Callable 6/25/25 @
100* .......................... 561,922
178,863 Flagstar Mortgage Trust, Series 2021-4, Class A5,
2.50%, 6/1/51, Callable 7/25/48 @ 100*(a)(b) 157,029
9,728 Galton Funding Mortgage Trust, Series 2017-1,
Class A21, 3.50%, 7/25/56, Callable 10/25/26
@ 100*(a)(b) ..................... 8,826
95,634 GS Mortgag e-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%,
10/25/50, Callable 12/25/33 @ 100*(a)(b) . 81,901
273,946 GS Mortgage-Backed Securities Corp. Trust,
Series 2019-PJ2, Class A8, 4.00%, 11/25/49,
Callable 6/25/25 @ 100*(a)(b) ......... 255,865
128,445 GSR Mortgage Loan Trust, Series 2004-13F, Class
2A1, 4.25%, 11/25/34, Callable 6/25/25 @
100* .......................... 124,954
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 8,878 GSR Mortgage Loan Trust, Series 2003-3F, Class
2A1, 4.50%, 4/25/33, Callable 6/25/25 @
100* .......................... $ 8,500
56 GSR Mo rtgage Loan Trust, Series 2004-10F, Class
2A4, 5.00%, 8/25/19 ............... 56
326 GSR Mortgage Loan Trust, Series 2003-2F, Class
3A1, 6.00%, 3/25/32, Callable 6/25/25 @
100* .......................... 334
20,044 GSR Mortgage Loan Trust, Series 2005-8F, Class
3A4, 6.00%, 11/25/35, Callable 12/25/34 @
100* .......................... 6,582
424,245 JPMorgan Mortgage Trust, Series 2020-4, Class
A3A, 2.50%, 11/25/50, Callable 5/25/31 @
100*(a)(b) ...................... 351,164
336,292 JPMorgan Mortgage Trust, Series 2017-2, Class
A4, 3.00%, 5/25/47, Callabl e 9/25/28 @
100*(a)(b) ...................... 293,236
8,044 Lehman Mortgage Trust, Series 2005-3, Class
1A3, 5.50%, 1/25/36, Callable 6/25/25 @
100* .......................... 3,780
3,765 MASTR Alternative Loan Trust, Series 2004-13,
Class 12A1, 5.50%, 12/25/19 .......... 2,933
549 Prime Mortgage Trust, Series 2004-CL1, Class
1A1, 6.00%, 2/25/34, Callable 6/25/25 @
100* .......................... 544
9,036 RAMP Trust, Series 2005-SL2, Class A3, 7.00%,
2/25/32, Callable 3/25/28 @ 100* ....... 7,225
3,063 RFMSI Trust, Series 2005-S7, Class A1, 5.50% ,
11/25/35, Callable 6/25/25 @ 100* ...... 2,339
7,117 RFMSI Trust, Series 2003-S9, Class A1, 6.50%,
3/25/32, Callable 6/25/25 @ 100* ....... 7,150
35,467 Structured Asset Mortgage Investments Trust,
Series 1999-2, Class 3A, 6.75%, 5/25/29,
Callable 6 /25/25 @ 100* ............. 35,971
486 WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S11, Class 1A, 5.00%, 11/25/33,
Callable 6/25/25 @ 100* ............. 473
176 WaMu MSC Mortgage Pass-Through Certificates
Trust, Series 2004-RA1, Class 2A, 7.00%,
3/25/34, Callable 6/25/25 @ 100* ....... 182
125,575 Wells Fargo Mortgage Backed Securities Trust,
Series 2021-2, Class A3, 2.50%, 6/25/51,
Callable 7/25/48 @ 100*(a)(b) ......... 110,360
2,614,079
Subprime Mortgage Backed Securities (0.7%)
157,376 Towd Point Mortgage Trust, Series 2017-6, Class
A1, 2.75%, 10/25/57, Callable 12/25/30 @
100*(a)(b) ...................... 153,874
10,360 Towd Point Mortgage Trust, Series 2018-1, Class
A1, 3.00%, 1/25/58, Callable 5/25/29 @
100*(a)(b) ...................... 10,208
29,283 Towd Point Mortgage Trust, Series 2018-2, Class
A1, 3.25%, 3/25/58, Callable 11/25/29 @
100*(a)(b) ...................... 28,832
192,914
U.S. Government Agency Mortgage Backed Securities (12.1%)
91,685 Fannie Mae, 5.00%, 8/1/53, Pool #FS5659 ... 88,925
212,649 Fannie Mae, 5.50%, 3/1/53, Pool #MA4941 ... 210,935
53 Fannie Mae, 6.00%, 4/1/35, Pool #735503 ... 55
9,003 Fannie Mae, 6.28% (RFUCCT1Y + 131 bps),
1/1/35, Pool #805386 ............... 9,136

Continued
Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 49 Fannie Mae, 6.68% (H15T1Y + 218 bps), 6/1/32 ,
Pool #725286 .................... $ 49
1,500 Fannie Mae, 6.73% (RFUCCT1Y + 186 bps),
1/1/37, Pool #906675 ............... 1,529
788 Fannie Mae, 7.26% (RFUCCT1Y + 161 bps),
9/1/33, Pool #739372 ............... 796
12,907 Fannie Mae, 7.42% (H15T1Y + 229 bps), 2/1/30,
Pool #556998 .................... 12,989
598,173 Fannie Mae Grantor Trust, Series 2003-T4, Class
2A5, 4.40%, 9/26/33, Callable 6/26/25 @
100*(b)(c) ...................... 583,305
162 Fannie Mae Grantor Trust, Series 2002-T1, Class
A3, 7.50%, 11/25/31, Callable 6/25/25 @
100* .......................... 169
119,612 Fannie Mae REMIC, Series 2013-68, Class NA,
1.00%, 3/25/42 ................... 101,066
2,624 Fannie Mae REMIC, Series 2012-31, Class PA,
2.00%, 4/25/41 ................... 2,613
101,487 Fannie Mae REMIC, Series 2013-18, Class NA,
2.00%, 12/25/42 .................. 89,983
53,249 Fannie Mae REMIC, Series 2013-73, Class PD,
2.25%, 6/25/42 ................... 50,067
45,200 Fannie Mae REMIC, Series 2013-74, Class DY,
2.25%, 6/25/42(b) ................. 43,364
33,270 Fannie Mae REMIC, Series 2010-100, Class LA,
2.50%, 7/25/40 ................... 31,659
40, 341 Fannie Mae REMIC, Series 2014-61, Class P,
2.50%, 7/25/44 ................... 36,973
5,954 Fannie Mae REMIC, Series 2015-12, Class PC,
2.50%, 7/25/44 ................... 5,867
40,805 Fannie Mae REMIC, Series 2011-118, Class NA,
3.00%, 11/25/41 .................. 38,572
87,339 Fannie Mae REMIC, Series 2014-1, Class AB,
3.00%, 6/25/43 ................... 83,623
79,440 Fannie Mae REMIC, Series 2015-59, Class LM,
3.00%, 7/25/45 ................... 73,576
324,081 Fannie Mae REMIC, Series 2018-83, Class LC,
3.00%, 11/25/48 .................. 285,937
126,756 Fannie Mae REMIC, Series 2023-16, Class VE,
5.50%, 3/25/34 ................... 129,402
322 Fannie Mae REMIC, Series 2001-55, Class PC,
6.50%, 10/25/31 .................. 331
215,945 Fannie Mae REMIC Trust, Series 2003-W16,
Class AF5, 4.40%, 11/25/33, Callable 6/25/25
@ 100* (b)(c) ..................... 217,427
388 Fannie Mae REMIC Trust, Series 2001-W4, Class
AF6, 5.11%, 1/25/32, Callable 6/25/25 @
100*(b)(c) ...................... 387
760 Fannie Mae REMIC Trust, Series 2001-W2, Class
AF6, 6.09%, 10/25/31, Callable 6/25/25 @
100*(b)(c) ...................... 765
3,598 Fannie Mae REMIC Trust, Series 2001-W1, Class
AF6, 6.40%, 7/25/31, Callable 6/25/25 @
100*(b)(c) ...................... 3,658
6,914 Fannie Mae Trust, Series 2003-W2, Class 1A2,
7.00%, 7/25/42, Callable 6/25/25 @ 100* . 7,188
1,623 Freddie Mac, 4.00%, 9/1/33, Pool #N31025 .. 1,611
106,939 Freddie Mac, 5.00%, 12/1/53, Pool #SD8382 . 103,735
1,319 Freddie Mac, 6.20% (RFUCCT6M + 152 bps),
4/1/36, Pool #1N0148 ............... 1,336
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 1,962 Freddie Mac, 6.62% (H15T1Y + 237 bps), 8/1/34,
Pool #755230 .................... $ 2,001
11,029 Freddie Mac REMIC, Series 4146, Class ML,
1.50%, 10/15/42 .................. 10,896
100,898 Freddie Mac REMIC, Series 4220, Class KC,
1.50%, 5/15/32 ................... 99,164
74,539 Freddie Mac REMIC, Series 4019, Class GB,
2.00%, 12/15/41 .................. 70,587
9,139 Freddie Mac REMIC, Series 4076, Class QC,
2.00%, 11/15/41 .................. 8,992
12,483 Freddie Mac REMIC, Series 4461, Class EA,
2.00%, 7/15/37 ................... 12,283
118,367 Freddie Mac REMIC, Series 3908, Class B,
2.50%, 6/15/39 ................... 109,496
31,378 Freddie Mac REMIC, Series 3913, Class PC,
2.50%, 3/15/41 ................... 30,951
228,646 Freddie Mac REMIC, Series 4374, Class GA,
3.00%, 9/15/36 ................... 219,784
130,390 Freddie Mac REMIC, Series 5303, Class B,
5.50%, 6/25/45 ................... 132,232
76 Freddie Mac REMIC, Series 1904, Class D,
7.50%, 10/15/26, Callable 6/15/25 @ 100* . 76
370,997 Government National Mortgage Assoc., Series
2013-69, Class NA, 2.00%, 9/20/42 ..... 334,081
387 Government National Mortgage Assoc., 4.75%
(H15T1Y + 150 bps), 12/20/27, Pool #80141 391
4,008 Government National Mortgage Assoc., 4.88%
(H15T1Y + 150 bps), 5/20/34, Pool #80916 4,055
180,454 Government National Mortgage Assoc., Series
2023-47, Class AQ, 5.00%, 6/20/48 ..... 182,359
90,006 Government National Mortgage Assoc., Series
2023-186, Class MV, 5.50%, 10/20/34 .... 91,981
85 Government National Mortgage Assoc., 5.63%
(H15T1Y + 150 bps), 3/20/26, Pool #8832 . 85
680 Government National Mortgage Assoc., 5.63%
( H15T1Y + 150 bps), 3/20/29, Pool #80263 682
809 Government National Mortgage Assoc., 7.00%,
3/15/26, Pool #419128 .............. 808
11 Government National Mortgage Assoc., 7.00%,
3/20/27, Pool #2394 ................ 12
2 Government National Mortgage Assoc. , 8.00%,
2/20/26, Pool #2171 ................ 2
368 Government National Mortgage Assoc., 8.00%,
5/20/26, Pool #2219 ................ 369
3,528,315
Total Mortgage Backed Securities (Cost $8,833,147) ......... 7,867,459
Commercial Mortgage Backed Securities (0.0%^)
U.S. Government Agency Mortgage Backed Securities (0.0%^)
16,452 Fannie Mae-Aces, Series 2018-M12, Class A1,
3.55%, 8/25/30 ................... 16,351
Total Commercial Mortgage Backed Securities (Cost $16,562) ... 16,351
Corporate Bonds (16.1%)
Air Freight & Logistics (0.4%)
103,349 United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 .......... 105,155
Banks (3.2%)
135,000 Bank of America Corp., 5.02% (SOFR + 216 bps),
7/22/33 Callable 7/22/32 @ 100 * ....... 134,427
800,000 Truist Financial Corp., Series N, 6.67% (H15T5Y
+ 300 bps), Callable 9/1/25 @ 100 *(d) ... 794,868

Continued
Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Banks, continued:
$ 929,295
Capital Markets (2.7%)
$ 2,000,000 Lehman Brothers Holdings, Inc., 6.00%, 7/19/12,
MTN (e) ........................ 800
800,000 The Charles Schwab Corp., Series I, 4.00%
(H15T5Y + 317 bps), Callable 6/1/26 @ 100
*(d) ........................... 790,717
791,517
Electric Utilities (0.9%)
275,000 Entergy Mississippi LLC, 3.25%, 12/1/27,
Callable 9/1/27 @ 100 * ............. 265,797
Electrical Equipment (0.7%)
250,000 Emerson Electric Co., 2.20%, 12/21/31, Callable
9/21/31 @ 100 * .................. 216,915
Financial Services (3.3%)
1,006,000 The Western Union Co., 1.35%, 3/15/26, Callable
2/15/26 @ 100 * .................. 978,122
Oil, Gas & Consumable Fuels (0.4%)
100,000 Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 5/1/31 ................ 100,643
Semiconductors & Semiconductor Equipment (0.5%)
150,000 Broadcom, Inc., 4.15%, 11/15/30, Callable
8/15/30 @ 100 * .................. 146,126
Specialized REITs (2.0%)
590,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 7/4/25
@ 100 *(a) ...................... 577,779
Tobacco (2.0%)
606,000 BAT Capital Corp., 3.22%, 9/6/26, Callable
7/6/26 @ 100 * ................... 595,627
Total Corporate Bonds (Cost $ 5,565,516) ................... 4,706,976
Taxable Municipal Bonds (0.3%)
Pennsylvania (0.2%)
70,000 Philadelphia Authority for Industrial Development
Revenue, 3.96%, 4/15/26 ............ 69,641
Wisconsin (0.1%)
20,000 Public Finance Authority Revenue, 4.45%,
10/1/25, AGM(a) .................. 19,984
Total Taxable Municipal Bonds (Cost $90,000) ................ 89,625
U.S. Government Agency Securities (5.8%)
Federal Farm Credit Banks Funding Corp.
350,000 2.12% , 5/23/31 , Callable 6/10/25 @ 100 * ... 308,771
250,000 2.32% , 1/26/32 , Callable 6/10/25 @ 100 * ... 216,893
525,664
Federal Home Loan Banks
35,000 0.90% , 8/27/26 , Callable 8/27/25 @ 100 * ... 33,625
250,000 1.25% , 2/19/30 , Callable 8/19/25 @ 100 * ... 218,929
250,000 2.00% , 3/29/29 (b) ................... 231,224
180,000 2.10% , 11/26/31 , Callable 6/10/25 @ 100 * .. 156,604
300,000 4.84% , 5/15/30 , Callable 6/10/25 @ 100 * ... 298,979
939,361
Federal National Mortgage Association
250,000 1.00%, 10/27/28, Callable 7/27/25 @ 100 * .. 226,157
Total U.S. Government Agency Securities (Cost $1,712,441) ....... 1,691,182
Shares or
Principal
Amount Security Description Value
U.S. Treasury Obligations (8.1%)
U.S. Treasury Notes
$ 1,230,000 1.50%, 2/15/30 ..................... $ 1,100,898
400,000 3.88%, 12/31/27 .................... 399,890
900,000 3.88%, 8/15/34 ..................... 865,266
Total U.S. Treasury Obligations (Cost $2,414,897) .............. 2,366,054
Investment in Affiliates (7.6%)
2,221,805 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.49%(f) .......... 2,221,805
Total Investment in Affiliates (Cost $2,221,805) ................ 2,221,805
Total Investments (Cost $31,589,123) — 99.2% ............... 29,046,689
Other assets in excess of liabilities — 0.8% ................. 238,746
Net Assets - 100.0% ................................. $ 29,285,435

Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at May 31, 2025.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2025.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future
(e) Issuer has defaulted on the payment of interest.
(f) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
† Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
12MTA 12 Month Treasury Average
AGM Assured Guaranty Municipal Corporation
BPS Basis Points
H15T1Y 1  Year Treasury Constant Maturity Rate
H15T5Y 5 Year Treasury Constant Maturity Rate
MTN Medium Term Note
REMIC Real Estate Mortgage Investment Conduits
RFUCCT6M Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-Month
RFUCCT1Y Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-Year
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1-Month

Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Bond Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Asset Backed Securities ( 17 .7% )
$ 825,000 Aligned Data Centers Issuer LLC , Series 2021-1A ,
Class A2 , 1.94% , 8/15/46 , Callable 6/15/25 @
100 * (a) ........................ $ 792,723
200,962 BRE Grand Islander Timeshare Issuer LLC , Series
2019-A , Class B , 3.78% , 9/26/33 , Callable
4/25/26 @ 100 * (a) ................. 196,759
720,000 Compass Datacenters Issuer II LLC , Series
2024-1A , Class A1 , 5.25% , 2/25/49 , Callable
2/25/27 @ 100 * (a) ................. 723,042
1,100,000 CoreVest American Finance Trust , Series 2021-2 ,
Class B , 2.38% , 7/15/54 , Callable 7/15/31 @
100 * (a) ........................ 955,397
1,065,000 DataBank Issuer , Series 2024-1A , Class A2 ,
5.30% , 1/26/54 , Callable 1/25/27 @ 100 * (a) 1,047,363
219,346 Dext ABS LLC , Series 2023-1 , Class A2 , 5.99% ,
3/15/32 , Callable 4/15/27 @ 100 * (a) ..... 220,048
1,137,295 Finance of America Structured Securities RMF
Trust , Series 2023-S1 , Class A1 , 3.00% ,
9/25/61 (a) (b) .................... 1,116,637
1,490,000 Flexential Issuer , Series 2021-1A , Class A2 ,
3.25% , 11/27/51 , Callable 11/25/25 @
100 * (a) ........................ 1,424,982
1,237,500 Hardee's Funding LLC , Series 2024-1A , Class A2 ,
7.25% , 3/20/54 , Callable 3/20/29 @ 100 * (a) 1,269,441
1,500,000 HI-FI Music IP Issuer LP , Series 2022-1A , Class
A2 , 3.94% , 2/1/62 , Callable 8/1/25 @ 100 * (a) 1,455,781
261,636 MVW LLC , Series 2019-2A , Class A , 2.22% ,
10/20/38 , Callable 1/20/26 @ 100 * (a) .... 256,955
1,500,000 New Economy Assets - Phase 1 Sponsor LLC ,
Series 2021-1 , Class B1 , 2.41% , 10/20/61 ,
Callable 6/20/25 @ 100 * (a) ........... 1,365,187
928,817 RCKT Mortgage Trust , Series 2023-CES3 , Class
A1A , 7.11% , 11/25/43 , Callable 11/25/26 @
100 * (b) ........................ 942,162
2,247,900 Sonic Capital LLC , Series 2020-1A , Class A2I ,
3.85% , 1/20/50 , Callable 6/20/25 @ 100 * (a) 2,191,353
1,200,000 Switch ABS Issuer LLC , Series 2024-1A , Class
A2 , 6.28% , 3/25/54 , Callable 3/25/27 @
100 * (a) ........................ 1,211,339
500,000 Switch ABS Issuer LLC , Series 2024-2A , Class
A2 , 5.44% , 6/25/54 , Callable 6/25/27 @
100 * (a) ........................ 498,137
638,175 Taco Bell Funding LLC , Series 2018-1A , Class
A2II , 4.94% , 11/25/48 , Callable 11/25/25 @
100 * (a) ........................ 635,476
403,329 Triumph Rail Holdings LLC , Series 2021-2 ,
Class A , 2.15% , 6/19/51 , Callable 6/17/25 @
100 * (a) ........................ 380,524
724,547 VR Funding LLC , Series 2020-1A , Class A ,
2.79% , 11/15/50 , Callable 8/15/25 @ 100 * (a) 679,090
1,064,883 Wendy's Funding LLC , Series 2019-1A , Class
A2I , 3.78% , 6/15/49 , Callable 6/15/25 @
100 * (a) ........................ 1,048,000
487,093 Willis Engine Structured Trust III , Series 2017-A ,
Class A , 4.69% , 8/15/42 , Callable 7/15/27 @
100 * (a) (b) ...................... 478,192
791,558 Willis Engine Structured Trust VI , Series 2021-A ,
Class A , 3.10% , 5/15/46 , Callable 5/15/29 @
100 * (a) ........................ 722,223
510,125 Zaxbys Funding LLC , Series 2021-1A , Class A2 ,
3.24% , 7/30/51 , Callable 7/30/25 @ 100 * (a) 466,448
Shares or
Principal
Amount Security Description Value
Asset Backed Securities, continued:
Total Asset Backed Securities (Cost $ 20,329,217 ) .............. $ 20,077,259
Mortgage Backed Securities † ( 26 .6% )
Alt-A - Adjustable Rate Mortgage Backed Securities ( 0 .0% ^ )
$ 47,299 Bear Stearns Alt-A Trust , Series 2006-6 , Class
32A1 , 4.64% , 11/25/36 , Callable 8/25/26 @
100 * (b) ........................ 24,157
Alt-A - Fixed Rate Mortgage Backed Securities ( 0 .3% )
34,891 Alternative Loan Trust , Series 2005-46CB , Class
A3 , 5.50% , 10/25/35 , Callable 6/25/25 @
100 * .......................... 24,001
39 Alternative Loan Trust , Series 2006-8T1 , Class
2A3 , 5.50% , 4/25/36 , Callable 6/25/25 @
100 * .......................... 39
3,793 Alternative Loan Trust , Series 2004-22CB , Class
1A1 , 6.00% , 10/25/34 , Callable 6/25/25 @
100 * .......................... 3,927
21,069 Alternative Loan Trust , Series 2006-8T1 , Class
1A4 , 6.00% , 4/25/36 , Callable 6/25/25 @
100 * .......................... 9,769
137,863 Alternative Loan Trust , Series 2007-9T1 , Class
1A7 , 6.00% , 5/25/37 , Callable 6/25/25 @
100 * .......................... 62,584
166,304 Alternative Loan Trust , Series 2006-36T2 , Class
2A4 , 6.25% , 12/25/36 , Callable 6/25/25 @
100 * .......................... 67,653
4,071 Banc of America Alternative Loan Trust , Series
2006-4 , Class 4CB1 , 6.50% , 5/25/46 , Callable
6/25/25 @ 100 * ................... 3,783
13,976 Bear Stearns Asset Backed Securities Trust , Series
2003-AC7 , Class A1 , 5.50% , 1/25/34 , Callable
6/25/25 @ 100 * (b) (c) ............... 11,560
1,461 JPMorgan Alternative Loan Trust , Series 2006-S4 ,
Class A6 , 6.21% , 12/25/36 , Callable 6/25/25
@ 100 * (b) (c) ..................... 1,497
5,969 MASTR Alternative Loan Trust , Series 2005-3 ,
Class 1A1 , 5.50% , 4/25/35 , Callable 6/25/25
@ 100 * ........................ 5,427
25,269 MASTR Alternative Loan Trust , Series 2004-3 ,
Class 3A1 , 6.00% , 4/25/34 , Callable 6/25/25
@ 100 * ........................ 25,684
10,367 MASTR Alternative Loan Trust , Series 2004-6 ,
Class 7A1 , 6.00% , 7/25/34 , Callable 6/25/25
@ 100 * ........................ 10,261
9,130 MASTR Alternative Loan Trust , Series 2005-3 ,
Class 7A1 , 6.00% , 4/25/35 , Callable 6/25/25
@ 100 * ........................ 6,050
309 MASTR Alternative Loan Trust , Series 2003-7 ,
Class 5A1 , 6.25% , 11/25/33 , Callable 6/25/25
@ 100 * ........................ 320
3,721 MASTR Alternative Loan Trust , Series 2004-3 ,
Class 2A1 , 6.25% , 4/25/34 , Callable 6/25/25
@ 100 * ........................ 3,823
2,080 Nomura Asset Acceptance Corp. Alternative Loan
Trust , Series 2003-A1 , Class A2 , 6.00% ,
5/25/33 , Callable 6/25/25 @ 100 * ....... 2,097
122,997 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2005-3 , Class 1CB5 , 5.50% , 5/25/35 ,
Callable 6/25/25 @ 100 * ............. 108,088

Continued
Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Bond Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$ 1,846 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2004-CB1 , Class 4A , 6.00% , 6/25/34 ,
Callable 6/25/25 @ 100 * ............. $ 1,877
348,440
Prime Adjustable Rate Mortgage Backed Securities ( 0 .1% )
69,288 ChaseFlex Trust , Series 2006-2 , Class A5 , 4.28% ,
9/25/36 , Callable 6/25/25 @ 100 * (b) ..... 62,564
2,677 JPMorgan Mortgage Trust , Series 2006-A4 , Class
3A1 , 4.53% , 6/25/36 , Callable 6/25/25 @
100 * (b) ........................ 1,774
8,663 JPMorgan Mortgage Trust , Series 2006-A2 , Class
3A2 , 5.74% , 4/25/36 , Callable 6/25/25 @
100 * (b) ........................ 7,415
69,640 JPMorgan Mortgage Trust , Series 2005-A6 , Class
2A4 , 6.86% , 8/25/35 , Callable 6/25/25 @
100 * (b) ........................ 65,752
4,887 Merrill Lynch Mortgage Investors Trust , Series
2004-HB1 , Class A3 , 3.98% , 4/25/29 , Callable
6/25/25 @ 100 * (b) ................. 4,235
3,153 Structured Adjustable Rate Mortgage Loan Trust ,
Series 2006-5 , Class 4A1 , 4.88% , 6/25/36 ,
Callable 6/25/25 @ 100 * (b) ........... 1,817
143,557
Prime Fixed Mortgage Backed Securities ( 4 .6% )
176,909 Arroyo Mortgage Trust , Series 2019-3 , Class
A1 , 2.96% , 10/25/48 , Callable 6/25/25 @
100 * (a) (b) ...................... 167,678
2,213 Chase Mortgage Finance Trust , Series 2002-S4 ,
Class A23 , 6.25% , 3/25/32 , Callable 6/25/25
@ 100 * ........................ 2,094
24,753 ChaseFlex Trust , Series 2005-2 , Class 1A1 ,
6.00% , 6/25/35 , Callable 6/25/25 @ 100 * . 15,644
20,460 ChaseFlex Trust , Series 2007-1 , Class 1A3 ,
6.50% , 2/25/37 , Callable 6/25/25 @ 100 * . 6,935
1,000 CHL Mortgage Pass-Through Trust , Series
2004-8 , Class 1A3 , 5.50% , 7/25/34 , Callable
6/25/25 @ 100 * ................... 994
2,440 CHL Mortgage Pass-Through Trust , Series
2004-18 , Class A1 , 6.00% , 10/25/34 , Callable
6/25/25 @ 100 * ................... 2,438
2,183 CHL Mortgage Pass-Through Trust , Series 2004-
21 , Class A10 , 6.00% , 11/25/34 , Callable
6/25/25 @ 100 * ................... 2,191
1,028,867 CIM Trust , Series 2021-J2 , Class A4 , 2.50% ,
4/25/51 , Callable 10/25/44 @ 100 * (a) (b) .. 914,319
8,080 Citigroup Mortgage Loan Trust, Inc. , Series 2005-
1 , Class 3A1 , 6.50% , 4/25/35 .......... 8,158
92,230 CSFB Mortgage-Backed Pass-Through
Certificates , Series 2005-9 , Class 3A1 , 6.00% ,
10/25/35 , Callable 6/25/25 @ 100 * ...... 27,187
79 FNT Mortgage-Backed Pass-Through Trust , Series
2001-3 , Class 1A1 , 6.75% , 8/21/31 ...... 78
33 GMACM Mortgage Loan Trust , Series 2003-GH2 ,
Class A4 , 5.50% , 10/25/33 , Callable 6/25/25
@ 100 * (b) (c) ..................... 32
328,867 GS Mortgage-Backed Securities Trust , Series
2021-GR2 , Class A6 , 2.50% , 2/25/52 , Callable
8/25/43 @ 100 * (a) (b) ............... 292,158
743,467 GS Mortgage-Backed Securities Trust , Series
2021-PJ7 , Class A8 , 2.50% , 1/25/52 , Callable
9/25/45 @ 100 * (a) (b) ............... 653,277
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 710,104 GS Mortgage-Backed Securities Trust , Series
2022-MM1 , Class A8 , 2.50% , 7/25/52 ,
Callable 10/25/45 @ 100 * (a) (b) ........ $ 622,634
528,014 JPMorgan Mortgage Trust , Series 2019-6 , Class
A5 , 3.50% , 12/25/49 , Callable 6/25/25 @
100 * (a) (b) ...................... 477,382
12,474 JPMorgan Mortgage Trust , Series 2004-S2 , Class
4A5 , 6.00% , 11/25/34 , Callable 6/25/25 @
100 * .......................... 11,406
693,489 Mello Mortgage Capital Acceptance , Series 2021-
MTG2 , Class A10 , 2.50% , 6/25/51 , Callable
7/25/42 @ 100 * (a) (b) ............... 612,900
60,569 RAAC Trust , Series 2004-SP2 , Class A22 , 6.00% ,
1/25/32 , Callable 6/25/25 @ 100 * ....... 55,341
673,371 Starwood Mortgage Residential Trust , Series
2021-5 , Class A1 , 1.92% , 9/25/66 , Callable
6/25/25 @ 100 * (a) (b) ............... 563,559
7,113 Structured Asset Securities Corp. Assistance
Loan Trust , Series 2003-AL2 , Class A , 3.36% ,
1/25/31 , Callable 6/25/25 @ 100 * (a) ..... 6,737
36,633 TBW Mortgage-Backed Trust , Series 2006-2 ,
Class 7A1 , 7.00% , 7/25/36 , Callable 6/25/25
@ 100 * ........................ 4,028
15,844 WaMu MSC Mortgage Pass-Through Certificates
Trust , Series 2004-RA1 , Class 2A , 7.00% ,
3/25/34 , Callable 6/25/25 @ 100 * ....... 16,331
558,113 Wells Fargo Mortgage Backed Securities Trust ,
Series 2021-2 , Class A3 , 2.50% , 6/25/51 ,
Callable 7/25/48 @ 100 * (a) (b) ......... 490,487
184,765 Wells Fargo Mortgage Backed Securities Trust ,
Series 2019-3 , Class A1 , 3.50% , 7/25/49 ,
Callable 6/25/25 @ 100 * (a) (b) ......... 166,158
88,901 WinWater Mortgage Loan Trust , Series 2015-1 ,
Class A1 , 3.50% , 1/20/45 , Callable 6/20/25 @
100 * (a) (b) ...................... 82,429
5,202,575
Subprime Mortgage Backed Securities ( 0 .2% )
96,000 Towd Point Mortgage Trust , Series 2017-6 , Class
A1 , 2.75% , 10/25/57 , Callable 12/25/30 @
100 * (a) (b) ...................... 93,863
27,625 Towd Point Mortgage Trust , Series 2018-1 , Class
A1 , 3.00% , 1/25/58 , Callable 5/25/29 @
100 * (a) (b) ...................... 27,223
82,969 Towd Point Mortgage Trust , Series 2018-2 , Class
A1 , 3.25% , 3/25/58 , Callable 11/25/29 @
100 * (a) (b) ...................... 81,690
202,776
U.S. Government Agency Mortgage Backed Securities ( 21 .4% )
1,184,082 Fannie Mae , 4.00% , 9/1/52 , Pool #MA4732 ... 1,084,768
108 Fannie Mae , 5.00% , 8/1/33 , Pool #730856 ... 108
63 Fannie Mae , 5.00% , 7/1/35 , Pool #832198 ... 64
1,103,785 Fannie Mae , 5.00% , 8/1/53 , Pool #FS5659 ... 1,070,552
76 Fannie Mae , 5.50% , 2/1/33 , Pool #683351 ... 77
50 Fannie Mae , 5.50% , 9/1/34 , Pool #725773 ... 51
1,203,671 Fannie Mae , 5.50% , 3/1/53 , Pool #MA4941 ... 1,193,974
1,078,800 Fannie Mae , 5.50% , 2/1/54 , Pool #CB7991 ... 1,069,985
873 Fannie Mae , 6.56% ( H15T1Y + 231 bps ) ,
12/1/27 , Pool #422279 .............. 874
655,992 Fannie Mae REMIC , Series 2021-52 , Class JC ,
1.25% , 7/25/51 ................... 539,528

Continued
Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Bond Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 169,246 Fannie Mae REMIC , Series 2012-111 , Class EC ,
2.00% , 12/25/41 .................. $ 156,800
78,886 Fannie Mae REMIC , Series 2013-23 , Class AB ,
2.00% , 2/25/43 ................... 72,157
253,569 Fannie Mae REMIC , Series 2020-54 , Class TA ,
2.00% , 5/25/43 ................... 240,055
81,009 Fannie Mae REMIC , Series 2012-30 , Class CB ,
2.25% , 10/25/41 .................. 77,307
55,596 Fannie Mae REMIC , Series 2010-100 , Class LA ,
2.50% , 7/25/40 ................... 52,904
122,038 Fannie Mae REMIC , Series 2012-104 , Class QC ,
2.50% , 5/25/42 ................... 113,422
30,256 Fannie Mae REMIC , Series 2014-61 , Class P ,
2.50% , 7/25/44 ................... 27,730
119,443 Fannie Mae REMIC , Series 2020-2 , Class JD ,
2.50% , 2/25/50 ................... 101,523
105,839 Fannie Mae REMIC , Series 2014-33 , Class PE ,
3.00% , 4/25/43 ................... 103,076
159,436 Fannie Mae REMIC , Series 2015-59 , Class LM ,
3.00% , 7/25/45 ................... 147,667
645,624 Fannie Mae REMIC , Series 2018-94 , Class ZE ,
3.50% , 1/25/49 ................... 587,065
1,194,750 Fannie Mae REMIC , Series 2010-150 , Class ZA ,
4.00% , 1/25/41 ................... 1,141,772
368,373 Fannie Mae REMIC , Series 2022-35 , Class CK ,
4.00% , 3/25/47 ................... 356,603
810,877 Fannie Mae REMIC , Series 2022-61 , Class D ,
4.00% , 6/25/44 ................... 796,812
783,449 Fannie Mae REMIC , Series 2023-19 , Class BA ,
5.00% , 12/25/50 .................. 778,802
1,690,078 Fannie Mae REMIC , Series 2023-16 , Class VE ,
5.50% , 3/25/34 ................... 1,725,355
650,688 Fannie Mae REMIC , Series 2024-12 , Class BA ,
5.50% , 10/25/45 .................. 662,671
391 Fannie Mae REMIC , Series 1998-36 , Class ZB ,
6.00% , 7/18/28 ................... 394
6,632 Fannie Mae REMIC Trust , Series 2002-W11 ,
Class AF5 , 4.98% , 11/25/32 , Callable 6/25/25
@ 100 * (b) (c) ..................... 6,585
11,226 Fannie Mae Trust , Series 2003-W6 , Class 6A ,
4.76% , 8/25/42 , Callable 6/25/25 @ 100 * (b) 11,008
1,153,077 Freddie Mac , 5.00% , 12/1/53 , Pool #SD8382 . 1,118,537
1,154,290 Freddie Mac , 5.50% , 5/1/54 , Pool #SD8431 .. 1,142,773
59 Freddie Mac , 6.00% , 7/1/35 , Pool #A36085 ... 60
353 Freddie Mac , 6.50% , 2/1/36 , Pool #G08113 .. 367
44,724 Freddie Mac REMIC , Series 4019 , Class GB ,
2.00% , 12/15/41 .................. 42,352
22,885 Freddie Mac REMIC , Series 4461 , Class EA ,
2.00% , 7/15/37 ................... 22,520
47,036 Freddie Mac REMIC , Series 3913 , Class PC ,
2.50% , 3/15/41 ................... 46,396
717,731 Freddie Mac REMIC , Series 4893 , Class PD ,
2.50% , 5/15/49 ................... 625,502
61,697 Freddie Mac REMIC , Series 3721 , Class PE ,
3.50% , 9/15/40 ................... 60,066
21,346 Freddie Mac REMIC , Series 3780 , Class MK ,
3.50% , 10/15/40 .................. 20,795
1,128,959 Freddie Mac REMIC , Series 5512 , Class EA ,
5.00% , 8/25/51 ................... 1,125,506
1,160,355 Freddie Mac REMIC , Series 5539 , Class NA ,
5.00% , 4/25/52 ................... 1,143,775
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 1,061,750 Freddie Mac REMIC , Series 5303 , Class B ,
5.50% , 6/25/45 ................... $ 1,076,742
1,135,347 Freddie Mac REMIC , Series 5331 , Class BV ,
5.50% , 6/25/34 ................... 1,160,866
346 Freddie Mac REMIC , Series 2148 , Class ZA ,
6.00% , 4/15/29 ................... 350
2,233 Freddie Mac REMIC , Series 2036 , Class PD ,
6.50% , 3/15/28 ................... 2,267
141,852 Government National Mortgage Assoc. , Series
2013-69 , Class NA , 2.00% , 9/20/42 ..... 127,737
132,902 Government National Mortgage Assoc. , Series
2009-94 , Class KB , 3.00% , 9/16/39 ...... 128,802
62,313 Government National Mortgage Assoc. , Series
2011-46 , Class GJ , 3.25% , 1/16/41 (b) .... 59,548
4,670 Government National Mortgage Assoc. , Series
2009-93 , Class HG , 4.00% , 9/16/39 ..... 4,626
1,094,798 Government National Mortgage Assoc. , Series
2024-155 , Class NC , 4.00% , 5/20/54 .... 1,058,721
913,401 Government National Mortgage Assoc. , Series
2022-205 , Class UA , 5.00% , 5/20/52 ..... 921,662
1,012,750 Government National Mortgage Assoc. , Series
2023-47 , Class AQ , 5.00% , 6/20/48 ..... 1,023,445
1,217,491 Government National Mortgage Assoc. , Series
2024-64 , Class BQ , 5.00% , 4/20/54 ..... 1,229,736
1,663 Government National Mortgage Assoc. , 7.00% ,
7/15/29 , Pool #490215 .............. 1,675
24,264,515
Total Mortgage Backed Securities (Cost $ 31,089,058 ) ........ 30,186,020
Commercial Mortgage Backed Securities ( 1 .1% )
Alt-A - Fixed Rate Mortgage Backed Securities ( 1 .1% )
1,250,000 JPMCC Commercial Mortgage Securities Trust ,
Series 2017-JP5 , Class A5 , 3.72% , 3/15/50 ,
Callable 4/15/27 @ 100 * ............. 1,225,425
U.S. Government Agency Mortgage Backed Securities ( 0 .0% ^ )
55,938 Fannie Mae-Aces , Series 2018-M12 , Class A1 ,
3.55% , 8/25/30 ................... 55,594
Total Commercial Mortgage Backed Securities (Cost $ 1,214,874 ) . 1,281,019
Corporate Bonds ( 16 .6% )
Air Freight & Logistics ( 0 .5% )
594,654 United Airlines Pass-Through Trust , Series 2020-
1 , Class A , 5.88% , 10/15/27 .......... 605,043
Banks ( 3 .7% )
2,475,000 Bank of America Corp. , 3.31% ( SOFR + 158 bps ) ,
4/22/42 , Callable 4/22/41 @ 100 * ...... 1,841,997
1,550,000 JPMorgan Chase & Co. , 2.52% ( SOFR + 204
bps ) , 4/22/31 , Callable 4/22/30 @ 100 * .. 1,397,775
1,350,000 Wells Fargo & Co. , 3.07% ( SOFR + 253 bps ) ,
4/30/41 , Callable 4/30/40 @ 100 * ...... 985,136
4,224,908
Beverages ( 0 .7% )
800,000 PepsiCo, Inc. , 2.75% , 3/19/30 , Callable 12/19/29
@ 100 * ........................ 744,849
Capital Markets ( 1 .0% )
1,200,000 Morgan Stanley , 4.89% ( SOFR + 208 bps ) ,
7/20/33 , Callable 7/20/32 @ 100 * ...... 1,180,518
Electric Utilities ( 2 .0% )
1,000,000 Entergy Mississippi LLC , 3.25% , 12/1/27 ,
Callable 9/1/27 @ 100 * ............. 966,536
1,420,000 Texas Electric Market Stabilization Funding N
LLC , Series A-3 , 5.06% , 8/1/46 (a) ...... 1,292,189

Continued
Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Bond Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Electric Utilities, continued:
$ 2,258,725
Electrical Equipment ( 1 .0% )
$ 1,250,000 Emerson Electric Co. , 2.20% , 12/21/31 , Callable
9/21/31 @ 100 * .................. 1,084,576
Financial Services ( 0 .7% )
770,000 The Western Union Co. , 6.20% , 11/17/36 .... 775,783
Food Products ( 0 .9% )
320,000 Mars, Inc. , 0.88% , 7/16/26 , Callable 6/16/26 @
100 * (a) ........................ 308,018
825,000 Mars, Inc. , 3.20% , 4/1/30 , Callable 1/1/30 @ 100
* (a) ........................... 774,929
1,082,947
Health Care Providers & Services ( 0 .8% )
225,000 Montefiore Medical Center , 2.15% , 10/20/26 ,
Callable 4/20/26 @ 100 * ............ 218,534
860,000 UnitedHealth Group, Inc. , 3.50% , 8/15/39 ,
Callable 2/15/39 @ 100 * ............ 672,707
891,241
Oil, Gas & Consumable Fuels ( 1 .7% )
762,513 Evergy Missouri West Storm Funding I LLC ,
Series A-1 , 5.10% , 12/1/38 ........... 749,558
1,200,000 Virginia Power Fuel Securitization LLC , Series
A-2 , 4.88% , 5/1/31 ................ 1,207,712
1,957,270
Passenger Airlines ( 0 .7% )
844,665 Alaska Airlines Pass-Through Trust , Series 2020-
1 , 4.80% , 8/15/27 (a) ............... 839,584
Semiconductors & Semiconductor Equipment ( 1 .9% )
2,178,000 Broadcom, Inc. , 4.15% , 11/15/30 , Callable
8/15/30 @ 100 * .................. 2,121,745
Specialty Retail ( 1 .0% )
1,165,000 General Motors Financial Co., Inc. , 5.90% ,
1/7/35 , Callable 10/7/34 @ 100 * ....... 1,147,941
Total Corporate Bonds (Cost $ 21,027,248 ) .................. 18,915,130
Taxable Municipal Bonds ( 6 .4% )
Indiana ( 1 .0% )
1,025,000 Indiana Finance Authority Revenue , Series B ,
6.60% , 2/1/39 .................... 1,114,134
Kentucky ( 0 .6% )
320,000 Lexington-Fayette Urban County Airport Board
Revenue , Series A , 2.84% , 7/1/31 ....... 289,469
430,000 Lexington-Fayette Urban County Airport Board
Revenue , Series A , 2.84% , 7/1/31 ....... 391,797
681,266
Michigan ( 0 .1% )
190,000 Michigan State Housing Development Authority
Revenue , Series B , 2.72% , 10/1/35 ,
Continuously Callable @100 .......... 166,847
Oklahoma ( 1 .8% )
500,000 Grand River Dam Authority Revenue , Series B ,
4.55% , 6/1/39 , Continuously Callable @100 458,698
1,650,000 The University of Oklahoma Revenue , Series A ,
3.87% , 7/1/32 , Continuously Callable @100 1,572,391
2,031,089
Texas ( 2 .9% )
785,000 Texas Department of Transportation State Highway
Fund Revenue , Series B , 5.18% , 4/1/30 ... 797,255
1,147,472 Texas Natural Gas Securitization Finance Corp.
Revenue , 5.10% , 4/1/35 ............. 1,167,188
Shares or
Principal
Amount Security Description Value
Taxable Municipal Bonds, continued:
Texas, continued:
$ 1,300,000 Texas Natural Gas Securitization Finance Corp.
Revenue , 5.17% , 4/1/41 ............. $ 1,291,643
3,256,086
Total Taxable Municipal Bonds (Cost $ 7,653,009 ) .............. 7,249,422
U.S. Government Agency Securities ( 6 .3% )
Federal Farm Credit Banks Funding Corp.
1,625,000 2.00% , 9/27/33 , Callable 6/10/25 @ 100 * ... 1,319,617
1,408,000 2.15% , 3/7/36 , Callable 6/10/25 @ 100 * .... 1,084,171
1,350,000 2.23% , 3/12/35 , Callable 6/10/25 @ 100 * ... 1,075,768
1,150,000 2.32% , 1/26/32 , Callable 6/10/25 @ 100 * ... 997,706
1,220,000 2.75% , 2/2/37 , Callable 6/10/25 @ 100 * .... 972,984
5,450,246
Federal Home Loan Banks
1,000,000 1.00% , 2/11/36 , Callable 8/11/25 @ 100 * (b) . 790,978
1,170,000 1.50% , 2/25/36 , Callable 8/25/25 @ 100 * (b) . 920,238
1,711,216
Total U.S. Government Agency Securities (Cost $ 7,845,057 ) ....... 7,161,462
U.S. Treasury Obligations ( 19 .9% )
U.S. Treasury Bonds
19,465,000 3.13% , 8/15/44 ..................... 14,978,166
4,424,000 4.25% , 8/15/54 ..................... 3,945,309
18,923,475
U.S. Treasury Notes
1,100,000 4.13% , 9/30/27 ..................... 1,105,672
2,576,000 4.13% , 11/15/32 .................... 2,561,007
3,666,679
Total U.S. Treasury Obligations (Cost $ 24,925,967 ) ............. 22,590,154
Investment in Affiliates ( 4 .9% )
5,515,904 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 4.49% (d) ......... 5,515,904
Total Investment in Affiliates (Cost $ 5,515,904 ) ................ 5,515,904
Total Investments (Cost $ 119,600,334 ) — 99 .5% .............. 112,976,370
Other assets in excess of liabilities — 0 .5% ................. 581,688
Net Assets - 100.0% ................................. $ 113,558,058

Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Bond Fund

See notes to schedule of portfolio of investments.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at May 31, 2025.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2025.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
† Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
BPS Basis Points
H15T1Y 1  Year Treasury Constant Maturity Rate
REMIC Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate

Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Strategic Enhanced Yield Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities† (36.6%)
Prime Fixed Mortgage Backed Securities (1.3%)
$ 368,686 Brean Asset Backed Securities Trust, Series 2021-
RM1, Class M1, 1.60%, 10/25/63, Callable
9/25/27 @ 100*(a) ................. $ 315,162
U.S. Government Agency Mortgage Backed Securities (35.3%)
546,059 Fannie Mae, 3.00%, 6/1/52, Pool #MA4624 ... 464,724
73,040 Fannie Mae, 3.50%, 5/1/52, Pool #MA4600 ... 64,857
209,486 Fannie Mae, 3.50%, 7/1/52, Pool #CB4115 ... 185,820
274,309 Fannie Mae, 3.50%, 9/1/52, Pool #FS6599 ... 243,143
103,921 Fannie Mae, 3.50%, 10/1/52, Pool #MA4782 .. 92,263
210,691 Fannie Mae, 4.00%, 9/1/52, Pool #MA4732 ... 193,019
112,643 Fannie Mae, 4.00%, 5/1/53, Pool #MA5027 ... 103,303
226,286 Fannie Mae, 4.50%, 10/1/52, Pool #MA4784 .. 213,770
257,161 Fannie Mae, 4.50%, 11/1/52, Pool #CB5266 .. 242,812
97,344 Fannie Mae, 4.50%, 11/1/52, Pool #MA4805 .. 91,963
68,753 Fannie Mae, 4.50%, 12/1/52, Pool #MA4840 .. 64,953
94,299 Fannie Mae, 4.50%, 4/1/54, Pool #MA5326 ... 88,938
141,602 Fannie Mae, 5.00%, 4/1/53, Pool #CB6599 ... 137,360
397,125 Fannie Mae, 5.00%, 7/1/53, Pool #MA5071 ... 385,229
195,026 Fannie Mae, 5.00%, 10/1/53, Pool #MA5164 .. 189,184
295,737 Fannie Mae, 5.00%, 11/1/53, Pool #MA5189 .. 286,879
194,995 Fannie Mae, 5.00%, 2/1/54, Pool #MA5270 ... 188,985
162,363 Fannie Mae, 5.00%, 3/1/54, Pool #MA5294 ... 157,203
202,963 Fannie Mae, 5.00%, 11/1/54, Pool #MA5530 .. 196,512
147,963 Fannie Mae, 5.00%, 2/1/55, Pool #MA5613 ... 143,270
315,559 Fannie Mae, 5.50%, 3/1/54, Pool #MA5296 ... 312,411
231,442 Fannie Mae, 5.50%, 5/1/54, Pool #MA5353 ... 229,133
488,760 Fannie Mae, 5.50%, 6/1/54, Pool #MA5388 ... 483,883
409,684 Fannie Mae, 5.50%, 7/1/54, Pool #MA5420 ... 405,596
114,124 Freddie Mac, 3.00%, 6/1/52, Pool #SD8220 .. 97,086
350,405 Freddie Mac, 3.00%, 7/1/52, Pool #SD8225 .. 298,279
100,990 Freddie Mac, 3.50%, 7/1/52, Pool #SD8226 .. 89,671
186,660 Freddie Mac, 4.00%, 11/1/52, Pool #SD8265 . 171,331
122,641 Freddie Mac, 4.00%, 1/1/53, Pool #SD8286 .. 112,557
245,636 Freddie Mac, 4.50%, 7/1/52, Pool #SD8231 .. 231,757
50,103 Freddie Mac, 4.50%, 10/1/52, Pool #SD8257 . 47,330
160,050 Freddie Mac, 4.50%, 9/1/53, Pool #SD8360 .. 151,043
201,640 Freddie Mac, 4.50%, 10/1/53, Pool #SD8365 . 190,181
174,981 Freddie Mac, 5.00%, 10/1/52, Pool #SD8258 . 169,914
480,990 Freddie Mac, 5.00%, 11/1/54, Pool #SD8474 . 465,702
65,653 Freddie Mac, 5.50%, 4/1/53, Pool #SD8316 .. 65,090
241,988 Freddie Mac, 5.50%, 10/1/53, Pool #SD8367 . 239,791
196,096 Freddie Mac, 5.50%, 5/1/54, Pool #SD8431 .. 194,139
99,085 Freddie Mac, 5.50%, 11/1/54, Pool #SD8475 . 98,096
183,721 Government National Mortgage Assoc., 3.50%,
10/20/52, Pool #MA8345 ............ 163,809
94,944 Government National Mortgage Assoc., 4.00%,
12/20/52, Pool #MA8488 ............ 87,683
196,343 Government National Mortgage Assoc., 4.50%,
9/20/52, Pool #786335 .............. 185,953
116,377 Government National Mortgage Assoc., 5.50%,
4/20/53, Pool #MA8801 ............. 115,878
8,340,500
Total Mortgage Backed Securities (Cost $8,766,951) ......... 8,655,662
Corporate Bonds (13.0%)
Banks (1.7%)
90,000 Bank of America Corp., 3.42% (TSFR3M + 130
bps), 12/20/28, Callable 12/20/27 @ 100 * . 87,289
100,000 Bank of America Corp., 5.29% (SOFR + 191 bps),
4/25/34, Callable 4/25/33 @ 100 * ...... 99,993
90,000 JPMorgan Chase & Co., 6.40%, 5/15/38 .... 97,746
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Banks, continued:
$ 100,000 Wells Fargo & Co., 5.57% (SOFR + 174 bps),
7/25/29, Callable 7/25/28 @ 100 * ...... $ 102,520
387,548
Capital Markets (1.0%)
140,000 Morgan Stanley, 4.43% (TSFR3M + 189 bps),
1/23/30, Callable 1/23/29 @ 100 * ...... 138,748
90,000 The Goldman Sachs Group, Inc., 5.23% (SOFR +
82 bps), 9/10/27, Callable 9/10/26 @ 100 * 89,901
228,649
Consumer Staples Distribution & Retail (0.4%)
100,000 Viking Baked Goods Acquisition Corp., 8.63%,
11/1/31, Callable 11/1/27 @ 104 * ...... 94,315
Diversified Telecommunication Services (1.0%)
200,000 Discovery Communications LLC, 3.63%, 5/15/30,
Callable 2/15/30 @ 100 * ............ 176,610
100,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 * ............ 64,765
241,375
Energy Equipment & Services (0.4%)
100,000 Summit Midstream Holdings LLC, 8.63%,
10/31/29, Callable 7/31/26 @ 104 *(b) ... 100,232
Financial Services (1.1%)
250,000 Ford Motor Credit Co. LLC, 6.80%, 11/7/28,
Callable 10/7/28 @ 100 * ............ 255,283
Health Care Providers & Services (0.8%)
200,000 Organon & Co./Organon Foreign Debt Co-Issuer
BV, 4.13%, 4/30/28, Callable 7/4/25 @ 101 * 187,795
Media (0.6%)
150,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 6/14/25 @ 100 *(b) .......... 150,063
Metals & Mining (0.9%)
80,000 Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable
4/15/26 @ 103 *(b) ................ 72,732
150,000 Steel Dynamics, Inc., 5.25%, 5/15/35, Callable
2/15/35 @ 100 * .................. 147,424
220,156
Multi-Utilities (0.6%)
150,000 Sempra, 4.12% (H15T5Y + 287 bps), 4/1/52,
Callable 1/1/27 @ 100 * ............. 141,598
Oil, Gas & Consumable Fuels (3.0%)
80,000 Civitas Resources, Inc., 8.63%, 11/1/30, Callable
11/1/26 @ 104 *(b) ................ 78,905
160,000 Kinder Morgan Energy Partners LP, 5.63%,
9/1/41 ......................... 148,670
200,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103 *(b) ............... 203,477
100,000 Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29,
Callable 8/15/26 @ 104 *(b) .......... 94,830
100,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104 *(b) ...... 96,403
90,000 Range Resources Corp., 8.25%, 1/15/29, Callable
6/19/25 @ 103 * .................. 92,450
714,735
Pharmaceuticals (0.3%)
100,000 Viatris, Inc., 3.85%, 6/22/40, Callable 12/22/39
@ 100 * ........................ 70,996
Specialized REITs (0.8%)
200,000 Iron Mountain, Inc., 5.25%, 3/15/28, Callable
6/14/25 @ 101 *(b) ................ 197,807

Continued
Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Strategic Enhanced Yield Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Technology Hardware, Storage & Peripherals (0.4%)
$ 120,000 Apple, Inc., 3.95%, 8/8/52, Callable 2/8/52 @
100 * .......................... $ 93,281
Total Corporate Bonds (Cost $3,114,041) ................... 3,083,833
U.S. Government Agency Securities (0.4%)
Federal Home Loan Mortgage Corp.
100,000 4.92%, 5/7/30, Callable 8/7/25 @ 100* ..... 99,143
Total U.S. Government Agency Securities (Cost $100,000) ........ 99,143
U.S. Treasury Obligations (31.8%)
U.S. Treasury Bonds
100,000 1.88% , 2/15/51 ..................... 54,574
650,000 1.88% , 11/15/51 .................... 351,254
200,000 2.13% , 2/15/54 ..................... 187,103
450,000 3.00% , 2/15/48 ..................... 326,004
70,000 3.63% , 2/15/44 ..................... 58,573
352,000 3.88% , 5/15/43 ..................... 307,615
356,000 4.50% , 2/15/36 ..................... 359,588
150,000 4.63% , 5/15/44 ..................... 144,017
200,000 4.63% , 2/15/55 ..................... 190,250
315,000 4.75% , 2/15/41 ..................... 312,441
2,291,419
U.S. Treasury Notes
300,000 1.63% , 10/15/29 .................... 307,509
1,750,000 1.63% , 5/15/31 ..................... 1,522,842
650,000 1.88% , 7/15/34 ..................... 656,225
200,000 2.13% , 4/15/29 ..................... 211,758
270,000 2.88% , 5/15/32 ..................... 248,643
1,000,000 4.38% , 5/15/34 ..................... 1,000,820
1,250,000 4.63% , 2/15/35 ..................... 1,270,899
5,218,696
Total U.S. Treasury Obligations (Cost $7,624,137) .............. 7,510,115
Yankee Debt Obligations (15.3%)
Beverages (0.6%)
150,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29,
Callable 4/27/26 @ 103 *(b) .......... 145,093
Capital Markets (0.4%)
100,000 International Bank for Reconstruction &
Development, 4.50%, 8/28/34, Callable
8/28/27 @ 100 * .................. 97,557
Chemicals (0.8%)
200,000 Orbia Advance Corp. SAB de CV, 4.00%, 10/4/27,
Callable 7/4/27 @ 100 *(b) ........... 196,109
Containers & Packaging (0.8%)
200,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC, 3.25%,
9/1/28, Callable 7/4/25 @ 101 *(b) ...... 183,921
Shares or
Principal
Amount Security Description Value
Yankee Debt Obligations, continued:
Food Products (0.9%)
$ 200,000 Grupo Nutresa SA, 8.00%, 5/12/30, Callable
4/12/30 @ 100 * .................. $ 206,400
Hotels, Restaurants & Leisure (1.9%)
200,000 Alsea SAB de CV, 7.75%, 12/14/26, Callable
7/4/25 @ 102 *(b) ................. 202,329
250,000 Grupo Posadas SAB de CV, 7.00%, 12/30/27,
Callable 6/14/25 @ 100 *(b)(c) ......... 234,173
436,502
Industrial Conglomerates (0.8%)
200,000 KUO SAB De CV, 5.75%, 7/7/27, Callable 7/4/25
@ 101 *(b) ...................... 196,326
Metals & Mining (0.4%)
100,000 Hudbay Minerals, Inc., 6.13%, 4/1/29, Callable
7/4/25 @ 102 *(b) ................. 100,401
Oil, Gas & Consumable Fuels (1.1%)
270,000 Petroleos Mexicanos, 6.50%, 3/13/27 ...... 264,564
Sovereign Bond (5.9%)
200,000 Bahamas Government International Bond, 6.00%,
11/21/28, Callable 8/21/28 @ 100 * ..... 193,800
200,000 Brazilian Government International Bond, 4.63%,
1/13/28, Callable 10/13/27 @ 100 * ..... 198,000
100,000 Dominican Republic International Bond, 5.95%,
1/25/27 (b) ...................... 100,555
200,000 Guatemala Government Bond, 4.38%, 6/5/27 . 196,066
200,000 Leviathan Bond, Ltd., 6.50%, 6/30/27, Callable
12/30/26 @ 100 *(b) ............... 197,497
200,000 Mongolia Government International Bond, 7.88%,
6/5/29 ......................... 204,705
200,000 Panama Government International Bond, 3.16%,
1/23/30, Callable 10/23/29 @ 100 * ..... 175,490
100,000 Romanian Government International Bond, 5.88%,
1/30/29 (b) ...................... 99,474
1,365,587
Transportation Infrastructure (0.8%)
200,000 GMR Hyderabad International Airport, Ltd.,
4.25%, 10/27/27 .................. 191,972
Wireless Telecommunication Services (0.9%)
225,000 Millicom International Cellular SA, 5.13%,
1/15/28, Callable 7/4/25 @ 101 *(b) ..... 221,023
Total Yankee Debt Obligations (Cost $3,577,548) .............. 3,605,455
Investment in Affiliates (2.0%)
476,306 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.49%(d) ......... 476,306
Total Investment in Affiliates (Cost $476,306) ................. 476,306
Total Investments (Cost $23,658,983) — 99.1% ............... 23,430,514
Other assets in excess of liabilities — 0.9% ................. 222,066
Net Assets - 100.0% ................................. $ 23,652,580
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2025, illiquid securities were 1.3% of the Fund's net assets.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at May 31, 2025.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.

Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Strategic Enhanced Yield Fund

See notes to schedule of portfolio of investments.
Concluded
† Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
BPS Basis Points
H15T5Y 5 Year Treasury Constant Maturity Rate
PLC Public Limited Company
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3-Month

Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Ultra Short Tax-Free Income Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Municipal Bonds (101.3%)
Alaska (1.6%)
$ 200,000 City of Valdez AK Revenue, 1.95%, 12/1/29,
Continuously Callable @100(a) ......... $ 200,000
Colorado (3.9%)
475,000 City of Colorado Springs CO Utilities System
Revenue, Series C, 1.90%, 11/1/40,
Continuously Callable @100(a) ......... 475,000
District of Columbia (8.4%)
500,000 District of Columbia Revenue, 2.10%, 11/1/45,
Continuously Callable @100(a) ......... 500,000
530,000 Metropolitan Washington Airports Authority
Aviation Revenue, Series D, 1.95%, 10/1/39,
Continuously Callable @100(a) ......... 530,000
1,030,000
Florida (1.6%)
200,000 County of Palm Beach FL Revenue, 2.00%,
7/1/32, Callable 7/1/25 @ 100*(a) ....... 200,000
Hawaii (2.6%)
310,000 State of Hawaii, GO, Series EY, 5.00%, 10/1/26,
Continuously Callable @100 .......... 311,938
Illinois (11.2%)
400,000 Huntley Park District, GO, Series A, 5.00%,
12/30/25, BAM ................... 403,662
400,000 Illinois Finance Authority, Series B, 1.85%,
7/15/55, Continuously Callable @100(a) .. 400,000
265,000 Richland County Community Unit School District
No. 1, GO, 5.00%, 12/1/25, BAM ....... 267,089
305,000 West Chicago Park District, GO, Series A, 5.00%,
12/1/25, BAM .................... 307,269
1,378,020
Indiana (10.7%)
390,000 Center Grove Community School Corp., GO,
5.00%, 1/1/26, ST INTERCEPT ......... 392,737
400,000 Lafayette School Corp., GO, 5.00%, 1/15/26, ST
INTERCEPT ...................... 402,986
250,000 MSD Warren Township Vision 2005 School
Building Corp. Revenue, 5.00%, 7/10/25, ST
INTERCEPT ...................... 250,382
265,000 South Putnam High School Building Corp.
Revenue, 5.00%, 7/15/25, ST INTERCEPT .. 265,422
1,311,527
Mississippi (1.6%)
200,000 Mississippi Business Finance Corp. Revenue,
Series C, 1.50%, 12/1/30, Callable 7/1/25 @
100*(a) ........................ 200,000
Shares or
Principal
Amount Security Description Value
Municipal Bonds, continued:
Ohio (27.4%)
$ 425,000 American Municipal Power, Inc. Revenue, 4.25%,
11/6/25 ........................ $ 426,076
500,000 City of Fairview Park OH, GO, 5.00%, 11/13/25 502,565
400,000 City of Parma OH, GO, 5.25%, 7/31/25 ...... 400,914
400,000 City of Warrensville Heights OH, GO, 4.50%,
6/25/25 ........................ 400,002
400,000 City of Wyoming OH, GO, 3.88%, 10/15/25 ... 400,605
469,000 County of Lake OH, GO, 4.25%, 11/6/25 ..... 470,267
400,000 County of Trumbull OH, GO, 4.00%, 3/12/26 .. 401,769
350,000 Village of Oakwood OH, GO, 4.75%, 6/11/26 .. 354,681
3,356,879
Oklahoma (4.1%)
500,000 Oklahoma County Finance Authority Revenue,
5.00%, 10/1/25 ................... 502,456
South Carolina (4.1%)
500,000 Saxe Gotha-Lexington Public Facilities Corp.
Revenue, 4.75%, 3/12/26 ............ 504,196
Tennessee (5.0%)
250,000 City of Dyersburg TN, GO, 5.00%, 6/1/25, AGC 250,012
360,000 Montgomery County Public Building Authority
Revenue, 2.15%, 11/1/27, Callable 7/1/25 @
100*(a) ........................ 360,000
610,012
Texas (11.8%)
430,000 City of Austin TX Revenue, Series B, 1.95%,
11/15/29, Continuously Callable @100(a) .. 430,000
500,000 Sonterra Municipal Utility District, GO, 5.00%,
8/15/25, AGC .................... 501,599
515,000 Waxahachie Independent School District, GO,
5.00%, 8/15/25, PSF-GTD ............ 516,963
1,448,562
Wisconsin (7.3%)
400,000 Cambridge School District Revenue, 4.50%,
9/3/25 ......................... 400,229
500,000 PMA Levy & Aid Anticipation Notes Program
Revenue, Series B, 5.00%, 6/27/25 ...... 500,447
900,676
Total Municipal Bonds (Cost $12,432,141) .................. 12,429,266
Investment in Affiliates (0.1%)
14,362 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.49%(b) ......... 14,362
Total Investment in Affiliates (Cost $14,362) .................. 14,362
Total Investments (Cost $12,446,503) — 101.4% .............. 12,443,628
Liabilities in excess of other assets — (1.4)% ................ (171,952)
Net Assets - 100.0% ................................. $ 12,271,676
(a) Interest rate is determined by the Remarketing Agent.  The rate presented is the rate in effect at May 31, 2025.
(b) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
AGC Assured Guaranty Corporation
BAM Build America Mutual Assurance Company
GO General Obligation
PSF-GTD Public School Fund Guaranteed
ST INTERCEPT State Intercept

Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
World Energy Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Common Stocks (93.3%)
Aerospace & Defense (4.8%)
21,500 BWX Technologies, Inc. ................ $ 2,700,400
6,500 Curtiss-Wright Corp. .................. 2,860,715
5,561,115
Communications Equipment (1.5%)
20,000 Arista Networks, Inc.(a) ................ 1,732,800
Construction & Engineering (2.0%)
55,000 Fluor Corp.(a) ...................... 2,286,900
Electric Utilities (1.4%)
685 ALLETE, Inc. ....................... 44,552
333 Constellation Energy Corp. .............. 101,948
101 Duke Energy Corp. ................... 11,890
253 Fortis, Inc. ........................ 12,354
102 IDACORP, Inc. ...................... 12,133
447 MGE Energy, Inc. .................... 40,373
153 NextEra Energy, Inc. .................. 10,808
25,000 Oklo , Inc.(a) ....................... 1,318,000
518 Otter Tail Corp. ...................... 39,979
705 The Southern Co. .................... 63,450
1,655,487
Electrical Equipment (10.6%)
8,000 Eaton Corp. PLC .................... 2,561,600
13,000 GE Vernova , Inc. ..................... 6,148,740
30,000 Schneider Electric SE ADR .............. 1,504,500
20,000 Vertiv Holdings Co., Class A ............. 2,158,600
12,373,440
Energy Equipment & Services (2.5%)
349 Baker Hughes Co. .................... 12,930
310 Halliburton Co. ..................... 6,073
298 Helmerich & Payne, Inc. ................ 4,544
428 Noble Corp. PLC .................... 10,602
495 Schlumberger NV .................... 16,360
50,000 TechnipFMC PLC .................... 1,557,500
4,383 Tenaris SA ADR ..................... 146,611
30,000 Tidewater, Inc.(a) .................... 1,191,300
219 Valaris , Ltd.(a) ...................... 8,239
2,954,159
Gas Utilities (0.4%)
1,151 Atmos Energy Corp. .................. 178,037
558 Chesapeake Utilities Corp. .............. 68,182
2,602 National Fuel Gas Co. ................. 214,769
163 Southwest Gas Holdings, Inc. ............ 11,708
476 UGI Corp. ......................... 17,165
489,861
Independent Power and Renewable Electricity Producers (0.2%)
1,811 Brookfield Renewable Corp. ............. 53,225
1,239 Central Puerto SA ADR, Class A(a) ......... 16,120
1,582 Ormat Technologies, Inc. ............... 117,590
55 Talen Energy Corp.(a) ................. 13,417
200,352
Machinery (2.1%)
16,000 Chart Industries, Inc.(a) ................ 2,509,760
Multi-Utilities (0.1%)
289 Consolidated Edison, Inc. ............... 30,198
1,647 National Grid PLC ADR(a) .............. 117,579
165 Public Service Enterprise Group, Inc. ....... 13,370
112 WEC Energy Group, Inc. ................ 12,033
173,180
Oil, Gas & Consumable Fuels (65.4%)
65,000 Antero Resources Corp.(a) .............. 2,434,250
78,740 Cameco Corp. ...................... 4,608,652
950 Canadian Natural Resources, Ltd. .......... 28,852
Shares or
Principal
Amount Security Description Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
12,000 Centrus Energy Corp., Class A(a) .......... $ 1,523,040
17,758 Cheniere Energy, Inc. .................. 4,208,468
51 Chevron Corp. ...................... 6,972
120,000 Comstock Resources, Inc.(a) ............. 2,796,000
521 ConocoPhillips ..................... 44,467
123 Core Natural Resources, Inc. ............. 8,524
21,000 Diamondback Energy, Inc. .............. 2,825,550
75,303 Enbridge, Inc. ...................... 3,500,083
256 EOG Resources, Inc. .................. 27,794
75,000 EQT Corp. ......................... 4,134,750
33,000 Expand Energy Corp. .................. 3,832,290
12,640 Exxon Mobil Corp. ................... 1,293,072
55,000 Golar LNG, Ltd. ..................... 2,263,800
40,000 Hess Corp. ........................ 5,287,600
5,779 Kinder Morgan, Inc. .................. 162,043
140,000 Mach Natural Resources LP ............. 1,864,800
24,294 Marathon Petroleum Corp. .............. 3,905,018
60,000 Matador Resources Co. ................ 2,580,600
9,803 ONEOK, Inc. ....................... 792,475
525 Peabody Energy Corp. ................. 6,909
11,449 Pembina Pipeline Corp. ................ 429,109
250,000 Permian Resources Corp. ............... 3,152,500
23,411 Phillips 66 ........................ 2,656,680
85,000 Range Resources Corp. ................ 3,233,400
54,952 Shell PLC ADR ...................... 3,638,921
16,548 Targa Resources Corp. ................. 2,613,426
13,127 TC Energy Corp. ..................... 664,751
911 Texas Pacific Land Corp. ............... 1,014,881
40,889 The Williams Cos., Inc. ................ 2,474,193
40,000 TotalEnergies SE ADR ................. 2,347,200
12,050 Valero Energy Corp. .................. 1,554,089
250,000 Venture Global, Inc., Class A ............. 2,892,500
40,000 Viper Energy, Inc. .................... 1,587,600
76,395,259
Semiconductors & Semiconductor Equipment (2.1%)
10,000 Broadcom, Inc. ...................... 2,420,700
Water Utilities (0.2%)
703 American States Water Co. .............. 55,446
328 American Water Works Co., Inc. ........... 46,894
1,122 California Water Service Group ........... 53,015
177 Essential Utilities, Inc. ................. 6,820
179 Middlesex Water Co. .................. 10,373
314 The York Water Co. ................... 10,255
182,803
Total Common Stocks (Cost $85,520,606) ................... 108,935,816
Corporate Bonds (2.4%)
Energy Equipment & Services (0.9%)
$ 715,000 Halliburton Co., 2.92%, 3/1/30, Callable 12/1/29
@ 100 * ........................ 655,739
400,000 Schlumberger Holdings Corp., 3.90%, 5/17/28,
Callable 2/17/28 @ 100 *(b) .......... 393,356
1,049,095
Oil, Gas & Consumable Fuels (1.5%)
500,000 APA Corp., 6.10%, 2/15/35, Callable 11/15/34 @
100 *(b) ........................ 470,394
463,000 Civitas Resources, Inc., 8.75%, 7/1/31, Callable
7/1/26 @ 104 *(b) ................. 453,290
400,000 Comstock Resources, Inc., 6.75%, 3/1/29,
Callable 6/19/25 @ 102 *(b) .......... 394,217

Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
World Energy Fund

See notes to schedule of portfolio of investments.
Concluded
The Adviser has determined that 47.2% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Oil, Gas & Consumable Fuels, continued:
$ 400,000 Range Resources Corp., 8.25%, 1/15/29, Callable
6/19/25 @ 103 * .................. $ 410,890
1,728,791
Total Corporate Bonds (Cost $2,814,087) ................... 2,777,886
Yankee Debt Obligations (1.9%)
Energy Equipment & Services (0.6%)
700,000 Valaris , Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104 *(b) ........................ 702,665
Oil, Gas & Consumable Fuels (1.3%)
725,000 Enbridge, Inc., 1.60%, 10/4/26, Callable 9/4/26
@ 100 * ........................ 696,890
868,000 Transocean, Inc., 8.75%, 2/15/30, Callable
2/15/26 @ 104 *(b) ................ 880,388
1,577,278
Total Yankee Debt Obligations (Cost $2,298,392) .............. 2,279,943
Investment in Affiliates (2.0%)
2,299,623 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.49%(c) ......... 2,299,623
Total Investment in Affiliates (Cost $2,299,623) ................ 2,299,623
Total Investments (Cost $92,932,708) — 99.6% ............... 116,293,268
Other assets in excess of liabilities — 0.4% ................. 509,488
Net Assets - 100.0% ................................. $ 116,802,756
(a) Non-income producing security.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
ADR American Depositary Receipt
PLC Public Limited Company

Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Hedged Equity Income Fund

See notes to schedule of portfolio of investments.
Shares Security Description Value
Common Stocks (101.2%)
Aerospace & Defense (1.9%)
1,700 General Dynamics Corp.+ ............... $ 473,433
Banks (5.6%)
3,100 JPMorgan Chase & Co.+ ............... 818,400
15,000 Truist Financial Corp.+ ................. 592,500
1,410,900
Beverages (1.6%)
3,000 PepsiCo, Inc.+ ...................... 394,350
Biotechnology (3.5%)
4,800 AbbVie, Inc.+ ....................... 893,328
Broadline Retail (4.3%)
5,300 Amazon.com, Inc.+(a) ................. 1,086,553
Capital Markets (8.4%)
1,100 Blackrock, Inc.+ ..................... 1,077,879
8,200 Morgan Stanley+ .................... 1,049,846
2,127,725
Communications Equipment (3.0%)
1,800 Motorola Solutions, Inc.+ ............... 747,684
Electric Utilities (3.1%)
6,600 Duke Energy Corp.+ .................. 776,952
Electrical Equipment (5.2%)
11,000 Emerson Electric Co.+ ................. 1,313,180
Financial Services (2.6%)
1,800 Visa, Inc., Class A+ ................... 657,342
Health Care Providers & Services (4.7%)
7,700 Cardinal Health, Inc.+ ................. 1,189,188
Hotels, Restaurants & Leisure (3.2%)
2,600 McDonald's Corp.+ ................... 816,010
Household Products (1.3%)
2,000 The Procter & Gamble Co.+ ............. 339,780
Industrial REITs (1.7%)
12,000 STAG Industrial, Inc.+ ................. 426,960
Insurance (2.4%)
5,800 Prudential Financial, Inc.+ .............. 602,562
Interactive Media & Services (6.5%)
5,800 Alphabet, Inc., Class C+ ................ 1,002,530
1,000 Meta Platforms, Inc., Class A+ ............ 647,490
1,650,020
Shares Security Description Value
Common Stocks, continued:
IT Services (3.8%)
1,400 Accenture PLC, Class A+ ............... $ 443,548
2,000 International Business Machines Corp.+ ..... 518,120
961,668
Oil, Gas & Consumable Fuels (3.2%)
7,100 Phillips 66+ ........................ 805,708
Pharmaceuticals (3.3%)
11,400 AstraZeneca PLC ADR+ ................ 830,262
Semiconductors & Semiconductor Equipment (9.3%)
5,300 Broadcom, Inc.+ ..................... 1,282,971
8,000 NVIDIA Corp.+ ...................... 1,081,040
2,364,011
Software (9.0%)
700 Intuit, Inc.+ ........................ 527,429
3,800 Microsoft Corp.+ .................... 1,749,368
2,276,797
Specialized REITs (1.7%)
4,300 Crown Castle, Inc.+ ................... 431,505
Specialty Retail (3.5%)
2,400 The Home Depot, Inc.+ ................ 883,896
Technology Hardware, Storage & Peripherals (4.4%)
5,500 Apple, Inc.+ ........................ 1,104,675
Trading Companies & Distributors (4.0%)
11,600 Fastenal Co.+ ...................... 479,544
6,700 MSC Industrial Direct Co., Inc.+ .......... 544,040
1,023,584
Total Common Stocks (Cost $19,711,135) ................... 25,588,073
Purchased Options ( 0.9% )^
8 S&P 500 Index ...................... 113,280
7 S&P 500 Index ...................... 119,630
Total Purchased Options (Cost $420,214) ................... 232,910
Investment in Affiliates (0.7%)
171,100 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.49%(b) ......... 171,100
Total Investment in Affiliates (Cost $171,100) ................. 171,100
Total Investments (Cost $20,302,449) — 102.8% .............. 25,992,083
Liabilities in excess of other assets — (2.8)% ................ (719,206)
Net Assets - 100.0% ................................. $ 25,272,877
(a) Non-income producing security.
(b) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2025.
+ All or a portion of each common stock has been pledged as collateral for outstanding call options written.
ADR American Depositary Receipt
PLC Public Limited Company
^ See Options table below for more details.

Schedule of Portfolio Investments
May 31, 2025 (Unaudited)
Hedged Equity Income Fund

See notes to schedule of portfolio of investments.
Concluded
At May 31, 2025, the Fund's exchange traded options purchased were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Fair Value
S&P 500 Index Put 5,175.00 USD 3/20/26 8 $ 41,400 $ 113,280
S&P 500 Index Put 5, 350.00 USD 3/20/26 7 37,450 119,630
Total (Cost $420,214) $ 232,910
At May 31, 2025, the Fund's exchange traded options written were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Fair Value
AbbVie, Inc. Call 195.00 USD 6/20/25 24 $ 4,680 $ (3,984)
Alphabet, Inc. Call 185.00 USD 6/20/25 15 2,775 (1,440)
Alphabet, Inc. Call 205.00 USD 7/18/25 15 3,075 (825)
Amazon.com, Inc. Call 215.00 USD 6/20/25 13 2,795 (2,418)
AstraZeneca PLC ADR Call 80.00 USD 6/20/25 57 4,560 (627)
Broadcom, Inc. Call 255.00 USD 6/20/25 14 3,570 (9,968)
Cardinal Health, Inc. Call 155.00 USD 6/20/25 39 6,045 (13,260)
Cardinal Health, Inc. Call 160.00 USD 6/20/25 38 6,080 (5,320)
Duke Energy Corp. Call 130.00 USD 6/20/25 28 3,640 (280)
Emerson Electric Co. Call 120.00 USD 6/20/25 55 6,600 (12,540)
Fastenal Co. Call 43.75 USD 6/20/25 80 3,500 (720)
Intuit, Inc. Call 700.00 USD 6/20/25 3 2,100 (16,230)
Intuit, Inc. Call 800.00 USD 7/18/25 4 3,200 (3,820)
McDonald's Corp. Call 330.00 USD 6/20/25 13 4,290 (702)
Meta Plateform, Inc. Call 675.00 USD 6/20/25 4 2,700 (2,668)
Microsoft Corp. Call 465.00 USD 6/20/25 19 8,835 (11,932)
Morgan Stanley Call 140.00 USD 6/20/25 42 5,880 (882)
MSC Industrial Direct Co., Inc. Call 85.00 USD 6/20/25 34 2,890 (510)
Phillips 66 Call 120.00 USD 6/20/25 36 4,320 (3,924)
Prudential Financial, Inc. Call 115.00 USD 7/18/25 29 3,335 (1,392)
Stag Industrial, Inc. Call 40.00 USD 6/20/25 56 2,240 (168)
The Home Depot, Inc. Call 365.00 USD 6/20/25 9 3,285 (7,461)
The Home Depot, Inc. Call 350.00 USD 8/15/25 3 1,050 (8,115)
Truist Financial Corp. Call 45.00 USD 6/20/25 75 3,375 (225)
Visa, Inc. Call 360.00 USD 7/18/25 18 6,480 (27,036)
Total (Premiums $(148,741)) $ (136,447)
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Notes to Schedules of Portfolio Investments
May 31, 2025 (Unaudited)

1. Restricted Securities:
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the
Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of May 31, 2025 are identified below:
2. Affiliated Transactions
A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending
May 31, 2025 is noted below:
Security
Acquisition
Date(a)
Acquisition
Cost
Principal
Amount
Fair
Value
Strategic Enhanced Yield Fund:
Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1, 1.60%, 10/25/63, Callable 9/25/27
@ 100 ......................................................... 03/25/21 $ 337,849 $ 368,686 $ 315,162
(a) Acquisition date represents the initial purchase date of the security.
Fund
Fair Value
8/31/24 Purchases Sales
Fair Value
5/31/25
Shares as of
5/31/25
Dividend
Income
Limited Duration Fund .................................. $ 1, 399 , 907 $ 11 , 168 , 07 7 $ ( 10 , 34 6 , 179 ) $ 2,221 , 8 05 2,221 , 8 05 $ 16 , 725
Bond Fund ......................................... 1, 066 , 727 31 , 834 , 52 2 ( 2 7 ,385 , 34 5) 5, 5 15 , 90 4 5,515 , 90 4 26 , 881
Strategic Enhanced Yield Fund ............................ 895,853 17,043,309 (17,462,856) 476,306 476,306 9,537
Ultra Short Tax-Free Income Fund .......................... 32,154 11,880,975 (11,898,767) 14,362 14,362 7,092
World Energy Fund .................................... 1,050,382 44,265,779 (43,016,538) 2,299,623 2,299,623 28,491
Hedged Equity Income Fund .............................. 344,418 7,240,741 (7,414,059) 171,100 171,100 10,792
$ 4,789,441 $ 123,433,403 $ ( 11 7 ,523,744) $ 10,699,100 10,699,100 $ 99,518